UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Advisor Funds II

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Ballard Spahr Andrews & Ingersoll, LLP	Old Mutual Capital, Inc.
1735 Market Street, 51st Floor	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103-7599	Denver, CO 80237
(215) 864-8600	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Item 1.	Schedule of Investments.

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 111.0%
Aerospace/Defense — 4.9%
Boeing (A)	102,458	$9,852
Northrop Grumman	16,674	1,299
Raytheon	20,895	1,126

Total Aerospace/Defense		12,277

Agricultural Operations — 0.7%
Archer-Daniels-Midland	56,609	1,873

Total Agricultural Operations		1,873

Airlines — 1.1%
AMR*	107,796	2,840

Total Airlines		2,840

Apparel Manufacturers — 0.8%
Hanesbrands*	71,182	1,924

Total Apparel Manufacturers		1,924

Appliances — 1.9%
Whirlpool	43,611	4,850

Total Appliances		4,850

Auto-Cars/Light Trucks — 6.1%
Ford Motor (A)	845,953	7,969
General Motors	193,376	7,309

Total Auto-Cars/Light Trucks		15,278

Auto/Truck Parts & Equipment - Original — 0.2%
TRW Automotive Holdings*	11,216	413

Total Auto/Truck Parts & Equipment - Original		413

Broadcast Services/Programming — 0.0%
Clear Channel Communications	2,494	94

Total Broadcast Services/Programming		94

Cable TV — 4.5%
Cablevision Systems, Cl A	152,086	5,504
Comcast, Cl A*	30,013	844
DIRECTV Group*	181,549	4,196
EchoStar Communications, Cl A*	18,571	805

Total Cable TV		11,349

Casino Hotels — 0.0%
Harrah's Entertainment	502	43

Total Casino Hotels		43

Cellular Telecom — 1.5%
Alltel	2,533	171
NII Holdings*	17,581	1,419
US Cellular*	22,556	2,044

Total Cellular Telecom		3,634

Chemicals-Diversified — 0.1%
Lyondell Chemical	4,836	179

Total Chemicals-Diversified		179

Description	Shares	Value (000)
Computer Services — 2.5%
Computer Sciences*	79,530	$4,704
Electronic Data Systems	50,658	1,405
Unisys*	10,758	98

Total Computer Services		6,207

Computers — 9.9%
Hewlett-Packard (A)	272,459	12,157
International Business Machines (A)	120,131	12,644

Total Computers		24,801

Computers-Integrated Systems — 0.1%
NCR*	5,513	290

Total Computers-Integrated Systems		290

Consumer Products-Miscellaneous — 0.5%
Clorox	11,749	730
Kimberly-Clark	8,134	544

Total Consumer Products-Miscellaneous		1,274

Containers - Metal/Glass — 2.8%
Crown Holdings*	138,013	3,446
Owens-Illinois*	104,643	3,663

Total Containers - Metal/Glass		7,109

Data Processing/Management — 0.1%
First Data	5,895	193

Total Data Processing/Management		193

Distribution/Wholesale — 1.4%
Ingram Micro, Cl A*	118,667	2,576
Tech Data*	15,969	614
WESCO International*	5,299	321

Total Distribution/Wholesale		3,511

Diversified Manufacturing Operations — 4.7%
Tyco International* (A)	348,068	11,761

Total Diversified Manufacturing Operations		11,761

Electric - Generation — 0.7%
AES*	77,037	1,686

Total Electric - Generation		1,686

Electric-Integrated — 0.9%
Edison International	4,503	253
PG&E	19,011	861
Public Service Enterprise Group	9,058	795
TXU	4,461	300

Total Electric-Integrated		2,209

Electronic Components - Miscellaneous — 0.0%
Sanmina-SCI*	28,326	89
Vishay Intertechnology*	94	1

Total Electronic Components - Miscellaneous		90

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Electronic Parts Distribution — 5.9%
Arrow Electronics* (A)	206,190	$7,924
Avnet* (A)	172,321	6,831

Total Electronic Parts Distribution		14,755

Engines-Internal Combustion — 0.2%
Cummins	5,661	573

Total Engines-Internal Combustion		573

Fiduciary Banks — 0.0%
Mellon Financial	1,867	82

Total Fiduciary Banks		82

Finance-Consumer Loans — 0.1%
SLM	3,073	177

Total Finance-Consumer Loans		177

Finance-Investment Banker/Broker — 10.6%
Goldman Sachs Group	2,957	641
JPMorgan Chase (A)	265,871	12,881
Lehman Brothers Holdings (A)	109,991	8,197
Merrill Lynch	34,618	2,893
Morgan Stanley	22,473	1,885

Total Finance-Investment Banker/Broker		26,497

Finance-Mortgage Loan/Banker — 1.8%
Fannie Mae	16,082	1,051
Freddie Mac	57,346	3,481

Total Finance-Mortgage Loan/Banker		4,532

Food - Meat Products — 3.4%
Smithfield Foods*	13,546	417
Tyson Foods, Cl A (A)	352,155	8,114

Total Food - Meat Products		8,531

Health Care Cost Containment — 4.3%
McKesson (A)	180,071	10,739

Total Health Care Cost Containment		10,739

Hotels & Motels — 0.1%
Marriott International, Cl A	5,530	239

Total Hotels & Motels		239

Independent Power Producer — 0.6%
NRG Energy*	31,398	1,305
Reliant Energy*	5,428	146

Total Independent Power Producer		1,451

Machinery-Construction & Mining — 0.0%
Terex*	709	58

Total Machinery-Construction & Mining		58

Medical Products — 0.2%
Johnson & Johnson	6,759	416

Total Medical Products		416

Description	Shares	Value (000)
Medical-Biomedical/Genetic — 0.3%
Genentech*	8,588	$650

Total Medical - Biomedical/Genetic		650

Medical-HMO — 1.3%
Health Net*	32,433	1,712
Humana*	20,533	1,251
WellPoint*	3,730	298

Total Medical – HMO		3,261

Medical-Wholesale Drug Distributors — 4.1%
AmerisourceBergen	23,729	1,174
Cardinal Health (A)	129,603	9,155

Total Medical-Wholesale Drug Distributors		10,329

Multi-Line Insurance — 5.5%
ACE	31,664	1,979
Hartford Financial	140	14
Loews	92,367	4,709
Metlife (A)	108,697	7,009

Total Multi-Line Insurance		13,711

Multimedia — 0.2%
Walt Disney	13,649	466

Total Multimedia		466

Oil Companies-Integrated — 11.1%
Chevron	30,650	2,582
ConocoPhillips	4,609	362
Exxon Mobil (A)	210,472	17,654
Hess	16,456	970
Marathon Oil	101,134	6,064

Total Oil Companies-Integrated		27,632

Paper & Related Products — 0.4%
Smurfit-Stone Container*	70,822	943

Total Paper & Related Products		943

Pharmacy Services — 2.3%
Medco Health Solutions*	72,585	5,661

Total Pharmacy Services		5,661

Property/Casualty Insurance — 0.1%
Alleghany*	88	36
First American	2,328	115

Total Property/Casualty Insurance		151

REITs - Hotels — 0.2%
Host Hotels & Resorts	27,315	632

Total REITs – Hotels		632

Rental Auto/Equipment — 0.1%
Hertz Global Holdings*	4,797	127

Total Rental Auto/Equipment		127

Retail - Automobile — 0.1%
AutoNation*	4,491	101

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Retail - Automobile — continued
Carmax*	660	$17
United Auto Group*	2,071	44

Total Retail – Automobile		162

Retail - Consumer Electronics — 0.0%
Best Buy	1,670	78

Total Retail - Consumer Electronics		78

Retail - Drug Store — 0.1%
CVS	3,819	139
Rite Aid*	17,882	114

Total Retail - Drug Store		253

Retail-Discount — 0.2%
Wal - Mart Stores	8,210	395

Total Retail-Discount		395

Retail-Major Department Store — 1.1%
JC Penney	5,235	379
Sears Holdings*	14,182	2,404

Total Retail-Major Department Store		2,783

Retail-Office Supplies — 0.1%
Office Depot*	11,639	353

Total Retail-Office Supplies		353

Retail-Regional Department Store — 0.3%
Dillard's, Cl A	21,201	762

Total Retail-Regional Department Store		762

Rubber - Tires — 1.5%
Goodyear Tire & Rubber*	106,221	3,692

Total Rubber – Tires		3,692

Soap & Cleaning Preparation — 0.0%
Church & Dwight	1,734	84

Total Soap & Cleaning Preparation		84

Super-Regional Banks-US — 2.5%
Bank of America	127,725	6,244

Total Super-Regional Banks-US		6,244

Telephone-Integrated — 3.6%
AT&T	48,548	2,015
Qwest Communications International*	642,871	6,236
Sprint Nextel	31,894	660
Verizon Communications	1,314	54

Total Telephone-Integrated		8,965

Tobacco — 2.6%
Altria Group	73,316	5,142
Loews Corp - Carolina Group	16,342	1,263

Total Tobacco		6,405

Description	Shares/Face Amount(000)	Value (000)
Transport – Services — 0.2%
FedEx	5,580	$619

Total Transport – Services		619

Transport – Truck — 0.4%
Con-way	1,832	92
YRC Worldwide*	24,432	899

Total Transport – Truck		991

Web Portals/ISP — 0.1%
Google, Cl A*	317	166

Total Web Portals/ISP		166

Total Common Stock (Cost $261,949)		277,450

Treasury Bill — 0.5%
U.S. Treasury Bill (B) (C) 4.960%, 07/05/07	1,200	1,200

Total Treasury Bill (Cost $1,200)		1,200

Rights — 0.0%
Seagate Escrow Security*	6,002	-

Total Rights (Cost $ --)		-

Warrants — 0.0%
Alcatel-Lucent*, Expires 12/10/07	8,891	2

Total Warrants (Cost $ --)		2

Money Market Fund — 4.0%
Evergreen Select Money Market Fund, Institutional Class,5.21% (D)	10,090,384	10,090

Total Money Market Fund (Cost $10,090)		10,090

Total Investments — 115.5% (Cost $273,239)†		288,742

Securities Sold Short — (17.9)%
Airlines — (1.3)%
Southwest Airlines	(194,710)	(2,903)

Total Airlines		(2,903)

Applications Software — (0.1)%
Salesforce.com*	(7,607)	(326)

Total Applications Software		(326)

Broadcast Services/Programming — (1.0)%
Discovery Holding, Cl A*	(99,947)	(2,298)

Total Broadcast Services/Programming		(2,298)

3	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Analytic U.S. Long/Short Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Building-Residential/Commercial — (0.2)%
MDC Holdings	(9,641)	$(466)

Total Building – Residential/Commercial		(466)

Commercial Banks – Eastern US — (0.0)%
Valley National Bancorp	(4,267)	(96)

Total Commercial Banks – Eastern US		(96)

Consulting Services — (2.0)%
Corporate Executive Board	(77,543)	(5,033)

Total Consulting Services		(5,033)

Data Processing/Management — (0.3)%
Broadridge Financial Solutions	(6,433)	(123)
Fair Isaac	(5,365)	(215)
Global Payments	(2,932)	(116)
Paychex	(5,468)	(214)

Total Data Processing/Management		(668)

Electronic Components – Miscellaneous — (2.6)%
Gentex	(334,562)	(6,589)

Total Electronic Components – Miscellaneous		(6,589)

Electronic Components-Semiconductors — (4.2)%
PMC-Sierra*	(204,747)	(1,583)
Qlogic*	(97,149)	(1,618)
Rambus*	(144,050)	(2,590)
Silicon Laboratories*	(138,746)	(4,802)

Total Electronic Components-Semiconductors		(10,593)

Medical Products — (0.3)%
The Cooper Cos	(13,487)	(719)

Total Medical Products		(719)

Medical-Biomedical/Genetic — (0.7)%
Vertex Pharmaceuticals*	(58,151)	(1,661)

Total Medical – Biomedical/Genetic		(1,661)

Motion Pictures & Services — (0.0)%
Dreamworks Animation SKG, Cl A*	(3,164)	(91)

Total Motion Pictures & Services		(91)

Networking Products — (2.3)%
Juniper Networks*	(224,889)	(5,660)

Total Networking Products		(5,660)

Oil Companies – Exploration & Production — (0.3)%
Quicksilver Resources*	(19,344)	(862)

Total Oil Companies – Exploration & Production		(862)

Pipelines — (0.2)%
Spectra Energy	(23,511)	(610)

Total Pipelines		(610)

Retirement/Aged Care — (0.0)%
Brookdale Senior Living	(68)	$(3)
Total Retirement/Aged Care		(3)

Description	Shares	Value (000)

S&L/Thrifts - Eastern US — (1.7)%
Hudson City Bancorp	(353,444)	(4,319)

Total S&L/Thrifts - Eastern US		(4,319)

Telephone-Integrated — (0.7)%
Level 3 Communications*	(308,762)	(1,806)

Total Telephone-Integrated		(1,806)

Total Securities Sold Short (Proceeds $(44,039))		(44,703)

Other Assets and Liabilities, Net — 2.4%		5,924

Total Net Assets — 100.0%		$249,963

* Non-income producing security.
(A) — Security has been pledged as collateral for securities sold short.
(B) — All or a portion of this security has been pledged as collateral for open futures contracts.
(C) — The rate reported represents the security's effective yield at the time of purchase.
(D) — Rate reported is the 7-day effective yield as of June 30, 2007.
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.

† At June 30, 2007, the tax basis cost of the Fund's investments, excluding securities sold short and open futures contracts, was $273,239 (000), and the unrealized appreciation and depreciation were $19,960 (000) and $(4,457) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The Fund had the following futures contracts open as of June 30, 2007:

Contract Description	Number of Contracts	Contract Value (000)	Expiration	Unrealized Appreciation (000)
S&P 500 Composite E-Mini Index — Long	5	379	September 2007	$ 3
S&P 500 Composite Index — Long	51	19,321	September 2007	113

Total				$ 116

Amounts designated as “–“ are either $0 or have been rounded to $0.

4	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Barrow Hanley Value Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 99.7%
Aerospace/Defense — 3.2%
Northrop Grumman	52,800	$4,112

Total Aerospace/Defense		4,112

Beverages-Wine/Spirits — 3.2%
Diageo ADR	49,900	4,157

Total Beverages-Wine/Spirits		4,157

Chemicals-Diversified — 2.3%
Lyondell Chemical	80,600	2,992

Total Chemicals-Diversified		2,992

Computers — 3.1%
Hewlett-Packard	91,600	4,087

Total Computers		4,087

Cruise Lines — 2.5%
Carnival	66,200	3,229

Total Cruise Lines		3,229

Diversified Manufacturing Operations — 6.7%
General Electric	23,400	895
Honeywell International	61,600	3,467
Illinois Tool Works	81,600	4,422

Total Diversified Manufacturing Operations		8,784

Electric-Integrated — 6.9%
Dominion Resources	20,300	1,752
Duke Energy	159,600	2,921
Entergy	40,300	4,326

Total Electric-Integrated		8,999

Finance-Credit Card — 2.4%
American Express	51,000	3,120

Total Finance-Credit Card		3,120

Finance-Investment Banker/Broker — 6.0%
Citigroup	84,600	4,339
Merrill Lynch	42,200	3,527

Total Finance-Investment Banker/Broker		7,866

Finance-Mortgage Loan/Banker — 3.4%
Freddie Mac	72,800	4,419

Total Finance-Mortgage Loan/Banker		4,419

Food-Miscellaneous/Diversified — 2.1%
Kraft Foods, Cl A	79,105	2,788

Total Food-Miscellaneous/Diversified		2,788

Hotels & Motels — 1.0%
Wyndham Worldwide*	35,000	1,269

Total Hotels & Motels		1,269

Medical Labs & Testing Services — 1.0%
Quest Diagnostics	26,300	1,358

Total Medical Labs & Testing Services		1,358

Description	Shares	Value (000)
Medical-Drugs — 11.8%
Bristol-Myers Squibb	197,400	$6,230
Pfizer	179,800	4,598
Wyeth	80,000	4,587

Total Medical-Drugs		15,415

Medical-HMO — 3.4%
WellPoint*	56,200	4,486

Total Medical-HMO		4,486

Multi-Line Insurance — 6.2%
Allstate	66,300	4,078
American International Group	58,300	4,083

Total Multi-Line Insurance		8,161

Oil Companies-Exploration & Production — 3.9%
Occidental Petroleum	86,900	5,030

Total Oil Companies-Exploration & Production		5,030

Pipelines — 3.3%
El Paso	117,200	2,020
Spectra Energy	86,800	2,253

Total Pipelines		4,273

Super-Regional Banks-US — 5.8%
Bank of America	93,700	4,581
Capital One Financial	38,000	2,981

Total Super-Regional Banks-US		7,562

Telephone-Integrated — 7.0%
AT&T	95,000	3,943
Verizon Communications	125,000	5,146

Total Telephone-Integrated		9,089

Tobacco — 11.3%
Altria Group	114,400	8,024
Imperial Tobacco Group ADR	73,600	6,788

Total Tobacco		14,812

Tools-Hand Held — 2.7%
Stanley Works	58,400	3,545

Total Tools-Hand Held		3,545

Wireless Equipment — 0.5%
Nokia ADR	24,700	694

Total Wireless Equipment		694

Total Common Stock (Cost $97,114)		130,247

Money Market Fund — 0.3%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	452,767	453

Total Money Market Fund (Cost $453)		453

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Barrow Hanley Value Fund

June 30, 2007(Unaudited)

Description	Value (000)
Total Investments — 100.0% (Cost $97,567)†	$130,700

Other Assets and Liabilities, Net — 0.0%	3

Net Assets — 100.0%	$130,703

* Non-income producing security.
(A) — The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $97,567 (000), and the unrealized appreciation and depreciation were $33,514 (000) and $(381) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology and Communications Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.8%
Advertising Sales — 2.6%
Focus Media Holding ADR*	42,400	$2,141
Lamar Advertising, Cl A	33,500	2,103

Total Advertising Sales		4,244

Aerospace/Defense — 2.0%
Rockwell Collins	46,200	3,264

Total Aerospace/Defense		3,264

Applications Software — 3.4%
Microsoft	189,300	5,579

Total Applications Software		5,579

Cable TV — 2.0%
Rogers Communications, Cl B	76,800	3,263

Total Cable TV		3,263

Cellular Telecommunications — 1.7%
NII Holdings*	34,900	2,818

Total Cellular Telecommunications		2,818

Commercial Services — 1.0%
Arbitron	33,000	1,700

Total Commercial Services		1,700

Computer Services — 1.7%
DST Systems*	34,900	2,764

Total Computer Services		2,764

Computer Software — 1.4%
Omniture*	99,100	2,271

Total Computer Software		2,271

Computers — 10.9%
Apple*	67,000	8,177
Dell*	116,800	3,335
Hewlett-Packard	108,100	4,823
Research In Motion*	8,300	1,660

Total Computers		17,995

Computers-Integrated Systems — 1.0%
Stratasys*	34,500	1,621

Total Computers-Integrated Systems		1,621

Decision Support Software — 1.0%
Interactive Intelligence*	82,200	1,693

Total Decision Support Software		1,693

E-Commerce/Products — 1.3%
Amazon.com*	31,500	2,155

Total E-Commerce/Products		2,155

Electronic Components-Miscellaneous — 1.9%
Gentex	156,907	3,090

Total Electronic Components-Miscellaneous		3,090

Description	Shares	Value (000)
Electronic Components-Semiconductors — 14.1%
Intersil, Cl A	80,000	$2,517
MEMC Electronic Materials*	54,192	3,312
Microsemi*	123,100	2,948
NVIDIA*	84,500	3,491
ON Semiconductor*	246,500	2,642
Silicon Motion Technology ADR*	116,900	2,903
Texas Instruments	145,700	5,483

Total Electronic Components-Semiconductors		23,296

Electronic Forms — 3.1%
Adobe Systems*	129,906	5,216

Total Electronic Forms		5,216

Electronic Measuring Instruments — 2.1%
Trimble Navigation*	109,100	3,513

Total Electronic Measuring Instruments		3,513

Energy-Alternate Sources — 2.1%
First Solar*	38,100	3,402

Total Energy-Alternate Sources		3,402

Enterprise Software/Services — 2.2%
Oracle*	188,100	3,707

Total Enterprise Software/Services		3,707

Instruments-Scientific — 2.5%
Thermo Fisher Scientific*	81,000	4,189

Total Instruments-Scientific		4,189

Internet Application Software — 0.5%
DealerTrack Holdings*	22,300	822

Total Internet Application Software		822

Internet Security — 6.5%
Blue Coat Systems*	69,400	3,437
Vasco Data Security International*	132,700	3,020
VeriSign*	136,400	4,328

Total Internet Security		10,785

Medical Instruments — 4.0%
Intuitive Surgical*	21,200	2,942
St. Jude Medical*	89,600	3,717

Total Medical Instruments		6,659

Medical-Biomedical/Genetic — 0.9%
Celgene*	27,307	1,566

Total Medical-Biomedical/Genetic		1,566

Medical-Drugs — 3.9%
Abbott Laboratories	32,800	1,756
Shire ADR	63,600	4,715

Total Medical-Drugs		6,471

Networking Products — 4.8%
Cisco Systems*	182,900	5,094

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Columbus Circle Technology and Communications Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Networking Products — continued
Juniper Networks*	79,400	$1,998
Starent Networks*	55,000	809

Total Networking Products		7,901

Semiconductor Equipment — 1.9%
Applied Materials	160,000	3,179

Total Semiconductor Equipment		3,179

Telecommunications Equipment — 2.6%
Arris Group*	127,500	2,243
Sonus Networks*	240,000	2,045

Total Telecommunications Equipment		4,288

Telecommunications Equipment-Fiber Optics — 1.9%
Ciena*	86,200	3,114

Total Telecommunications Equipment-Fiber Optics		3,114

Web Hosting/Design — 1.2%
Equinix*	22,300	2,040

Total Web Hosting/Design		2,040

Web Portals/ISP — 5.0%
Google, Cl A*	15,700	8,217

Total Web Portals/ISP		8,217

Wire & Cable Products — 2.6%
Belden	28,200	1,561
General Cable*	36,600	2,772

Total Wire & Cable Products		4,333

Wireless Equipment — 6.0%
Nokia ADR	136,700	3,843
Qualcomm	138,800	6,022

Total Wireless Equipment		9,865

Total Common Stock (Cost $121,962)		165,020

Money Market Fund — 0.7%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	1,104,226	1,104

Total Money Market Fund (Cost $1,104)		1,104

Warrants — 0.0%
Alcatel-Lucent, Expires 12/10/07	1,046	—

Total Warrants (Cost $—)		—

Description	Value (000)
Total Investments —100.5% (Cost $123,066)†	$166,124

Other Assets and Liabilities, Net — (0.5%)	(881)

Total Net Assets — 100.0%	$165,243

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider
Cost figures are shown with "000's" omitted.
Amounts designated as “–“ are either $0 or have been rounded to $0.
† At June 30, 2007, the tax basis cost of the Fund's investments was $123,285 (000), and the unrealized appreciation and depreciation were $43,320 (000) and $(481) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 93.8%
Aerospace/Defense-Equipment — 3.1%
B/E Aerospace*	128,809	$5,320

Total Aerospace/Defense-Equipment		5,320

Applications Software — 1.4%
Nuance Communications*	78,570	1,315
Visual Sciences*	68,330	1,057

Total Applications Software		2,372

Audio/Video Products — 0.5%
DTS*	39,020	849

Total Audio/Video Products		849

Auto/Truck Parts & Equipment-Original — 0.8%
Amerigon*	77,766	1,399

Total Auto/Truck Parts & Equipment-Original		1,399

Batteries/Battery Systems — 1.1%
Energy Conversion Devices*	63,740	1,964

Total Batteries/Battery Systems		1,964

Commercial Banks-Eastern US — 1.4%
Signature Bank*	71,880	2,451

Total Commercial Banks-Eastern US		2,451

Commercial Banks-Western US — 0.5%
Community Bancorp*	30,742	860

Total Commercial Banks-Western US		860

Commercial Services — 0.7%
ExlService Holdings*	69,541	1,303

Total Commercial Services		1,303

Computer Services — 0.7%
Syntel	37,881	1,151

Total Computer Services		1,151

Computer Software — 2.7%
Double-Take Software*	125,827	2,065
Omniture*	111,390	2,553

Total Computer Software		4,618

Computers-Integrated Systems — 0.5%
Riverbed Technology*	19,895	872

Total Computers-Integrated Systems		872

Consulting Services — 3.2%
Advisory Board*	42,350	2,353
FTI Consulting*	40,341	1,534
Huron Consulting Group*	22,508	1,643

Total Consulting Services		5,530

Data Processing/Management — 1.1%
Commvault Systems*	114,315	1,974

Total Data Processing/Management		1,974

Description	Shares	Value (000)
Diagnostic Kits — 0.8%
Quidel*	75,291	$1,322

Total Diagnostic Kits		1,322

E-Commerce/Products — 0.7%
Blue Nile*	21,140	1,277

Total E-Commerce/Products		1,277

E-Services/Consulting — 2.4%
GSI Commerce*	42,680	969
Perficient*	158,161	3,274

Total E-Services/Consulting		4,243

Educational Software — 1.5%
Blackboard*	60,915	2,566

Total Educational Software		2,566

Electronic Components-Semiconductors — 1.8%
Netlogic Microsystems*	69,590	2,216
Volterra Semiconductor*	61,185	869

Total Electronic Components-Semiconductors		3,085

Electronic Design Automation — 2.2%
Comtech Group*	145,710	2,406
Magma Design Automation*	96,150	1,350

Total Electronic Design Automation		3,756

Electronic Measuring Instruments — 1.7%
Itron*	38,430	2,995

Total Electronic Measuring Instruments		2,995

Energy-Alternate Sources — 0.6%
Evergreen Solar*	115,700	1,076

Total Energy-Alternate Sources		1,076

Enterprise Software/Services — 2.5%
Concur Technologies*	64,764	1,480
Taleo, Cl A*	36,621	825
Ultimate Software Group*	70,445	2,038

Total Enterprise Software/Services		4,343

Entertainment Software — 1.3%
THQ*	74,580	2,276

Total Entertainment Software		2,276

Finance-Other Services — 0.9%
GFI Group*	22,320	1,618

Total Finance-Other Services		1,618

Food-Miscellaneous/Diversified — 0.7%
SunOpta*	115,820	1,291

Total Food-Miscellaneous/Diversified		1,291

Gambling (Non-Hotel) — 2.8%
Pinnacle Entertainment*	170,327	4,795

Total Gambling (Non-Hotel)		4,795

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Human Resources — 0.8%
Kenexa*	38,717	$1,460

Total Human Resources		1,460

Import/Export — 0.3%
Castle Brands*	91,163	511

Total Import/Export		511

Industrial Audio & Video Products — 0.7%
SRS Labs*	121,718	1,187

Total Industrial Audio & Video Products		1,187

Internet Application Software — 3.2%
DealerTrack Holdings*	125,755	4,633
Vocus*	35,283	886

Total Internet Application Software		5,519

Internet Financial Services — 2.3%
Authorize.Net Holdings*	117,225	2,097
Online Resources*	180,750	1,985

Total Internet Financial Services		4,082

Internet Infrastructure Software — 1.0%
Opsware*	190,331	1,810

Total Internet Infrastructure Software		1,810

Investment Management/Advisory Services — 3.0%
Affiliated Managers Group*	40,900	5,266

Total Investment Management/Advisory Services		5,266

Medical Imaging Systems — 1.0%
IRIS International*	52,799	889
Vital Images*	30,855	838

Total Medical Imaging Systems		1,727

Medical Instruments — 3.7%
Abaxis*	62,760	1,309
Conceptus*	186,990	3,622
Micrus Endovascular*	61,982	1,525

Total Medical Instruments		6,456

Medical-Biomedical/Genetic — 2.4%
Keryx Biopharmaceuticals*	145,190	1,419
Lifecell*	88,880	2,714

Total Medical-Biomedical/Genetic		4,133

Medical-Drugs — 2.2%
Indevus Pharmaceuticals*	185,740	1,250
Medicis Pharmaceutical, Cl A	37,060	1,132
Santarus*	279,898	1,447

Total Medical-Drugs		3,829

Medical-Nursing Homes — 0.7%
Skilled Healthcare Group, Cl A*	80,740	1,252

Total Medical-Nursing Homes		1,252

Description	Shares	Value (000)
Medical-Outpatient/Home Medical — 1.4%
Radiation Therapy Services*	89,640	$2,361

Total Medical-Outpatient/Home Medical		2,361

Metal Processors & Fabricators — 1.6%
Ladish*	64,323	2,766

Total Metal Processors & Fabricators		2,766

Networking Products — 2.3%
Atheros Communications*	46,330	1,429
Starent Networks*	15,744	231
Switch and Data Facilities*	119,031	2,284

Total Networking Products		3,944

Oil Companies-Exploration & Production — 3.3%
Arena Resources*	31,330	1,821
ATP Oil & Gas*	46,620	2,268
Parallel Petroleum*	73,670	1,613

Total Oil Companies-Exploration & Production		5,702

Oil Field Machinery & Equipment — 3.1%
Dresser-Rand Group*	104,410	4,124
T-3 Energy Services*	39,895	1,335

Total Oil Field Machinery & Equipment		5,459

Oil-Field Services — 1.0%
W-H Energy Services*	29,050	1,799

Total Oil-Field Services		1,799

Physical Therapy/Rehabilitation Centers — 2.0%
Psychiatric Solutions*	97,195	3,524

Total Physical Therapy/Rehabilitation Centers		3,524

Retail-Discount — 1.1%
Citi Trends*	52,932	2,009

Total Retail-Discount		2,009

Retail-Restaurants — 0.5%
BJ's Restaurants*	40,460	799

Total Retail-Restaurants		799

Retail-Sporting Goods — 1.4%
Hibbet Sports*	42,539	1,165
Zumiez*	33,563	1,268

Total Retail-Sporting Goods		2,433

Schools — 3.1%
Capella Education*	56,710	2,610
Strayer Education	21,660	2,853

Total Schools		5,463

Semiconductor Equipment — 1.6%
Tessera Technologies*	67,410	2,734

Total Semiconductor Equipment		2,734

Telecommunications Equipment — 1.4%
CommScope*	25,454	1,485

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Emerging Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Telecommunications Equipment — continued
OpNext*	78,356	$1,038

Total Telecommunications Equipment		2,523

Telecommunications Services — 4.2%
Cbeyond*	39,365	1,516
Orbcomm*	166,171	2,727
Time Warner Telecom, Cl A*	152,470	3,064

Total Telecommunications Services		7,307

Therapeutics — 1.3%
Theravance*	68,480	2,191

Total Therapeutics		2,191

Transactional Software — 2.7%
Innerworkings*	170,393	2,730
VeriFone Holdings*	53,591	1,889

Total Transactional Software		4,619

Web Hosting/Design — 1.3%
Equinix*	24,450	2,236

Total Web Hosting/Design		2,236

Wireless Equipment — 1.1%
Novatel Wireless*	71,576	1,862

Total Wireless Equipment		1,862

Wound, Burn & Skin Care — 0.5%
Obagi Medical Products*	45,298	803

Total Wound, Burn & Skin Care		803

Total Common Stock (Cost $137,620)		163,072

Investment Company — 3.4%
Growth-Small Cap — 3.4%
iShares Russell 2000 Growth Index Fund	70,430	6,041

Total Investment Company (Cost $5,936)		6,041

Money Market Fund — 1.7%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	2,923,755	2,924

Total Money Market Fund (Cost $2,924)		2,924

Total Investments — 98.9% (Cost $146,480)†		172,037

Other Assets and Liabilities, Net — 1.1%		1,844

Total Net Assets — 100.0%		$173,881

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007.
Cl — Class
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $146,892 (000), and the unrealized appreciation and depreciation were $28,968 (000) and $(3,823) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.7%
Applications Software — 8.3%
Microsoft	76,310	$2,249

Total Applications Software		2,249

Beverages-Non-Alcoholic — 3.0%
Coca-Cola	15,610	817

Total Beverages-Non-Alcoholic		817

Cable TV — 3.5%
Comcast, Cl A*	34,275	958

Total Cable TV		958

Chemicals-Diversified — 1.8%
E.I. du Pont de Nemours	9,760	496

Total Chemicals-Diversified		496

Computers — 1.5%
Dell*	14,630	418

Total Computers		418

Computers-Memory Devices — 2.7%
EMC*	40,930	741

Total Computers-Memory Devices		741

Data Processing/Management — 2.4%
Automatic Data Processing	13,690	663

Total Data Processing/Management		663

Diversified Manufacturing Operations — 16.4%
3M	12,130	1,053
Dover	18,560	949
General Electric	64,160	2,456

Total Diversified Manufacturing Operations		4,458

Finance-Investment Banker/Broker — 1.1%
Morgan Stanley	3,720	312

Total Finance-Investment Banker/Broker		312

Insurance Brokers — 3.0%
Marsh & McLennan	26,490	818

Total Insurance Brokers		818

Internet Security — 2.5%
Symantec*	34,231	691

Total Internet Security		691

Medical Instruments — 2.9%
Medtronic	15,150	786

Total Medical Instruments		786

Medical-Drugs — 7.0%
Pfizer	44,040	1,126
Wyeth	13,790	791

Total Medical-Drugs		1,917

Description	Shares	Value (000)
Metal Processors & Fabricators — 3.3%
Sterlite Industries India ADR*	60,690	$890

Total Metal Processors & Fabricators		890

Metal-Aluminum — 1.2%
Alcoa	7,870	319

Total Metal-Aluminum		319

Multi-Line Insurance — 3.3%
XL Capital, Cl A	10,670	899

Total Multi-Line Insurance		899

Networking Products — 4.2%
Cisco Systems*	40,780	1,136

Total Networking Products		1,136

Non-Hazardous Waste Disposal — 1.5%
Waste Management	10,650	416

Total Non-Hazardous Waste Disposal		416

Pipelines — 3.3%
El Paso	51,300	884

Total Pipelines		884

Property/Casualty Insurance — 2.4%
Travelers	12,190	652

Total Property/Casualty Insurance		652

Reinsurance — 3.6%
Berkshire Hathaway, Cl A*	9	985

Total Reinsurance		985

Retail-Drug Store — 4.6%
CVS	13,400	488
Walgreen	17,480	761

Total Retail-Drug Store		1,249

Semiconductor Components-Integrated Circuits — 8.9%
Maxim Integrated Products	72,310	2,417

Total Semiconductor Components- Integrated Circuits		2,417

Super-Regional Banks-US — 4.3%
Capital One Financial	14,760	1,158

Total Super-Regional Banks-US		1,158

Total Common Stock (Cost $22,321)		26,329

Money Market Fund — 3.2%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	862,015	862

Total Money Market Fund (Cost $862)		862

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Focused Fund

June 30, 2007 (Unaudited)

Description	Value (000)
Total Investments — 99.9% (Cost $23,183)†	$27,191

Other Assets and Liabilities, Net — 0.1%	26

Total Net Assets — 100.0%	$27,217

* Non-income producing security.
(A) — The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $23,209 (000), and the unrealized appreciation and depreciation were $4,110 (000) and $(128) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.9%
Advertising Sales — 1.0%
Focus Media Holding ADR*	64,940	$3,279
Lamar Advertising, Cl A	39,450	2,476

Total Advertising Sales		5,755

Agricultural Chemicals — 0.6%
Syngenta ADR	92,675	3,608

Total Agricultural Chemicals		3,608

Apparel Manufacturers — 2.6%
Coach*	83,183	3,942
Guess ?	81,890	3,934
Polo Ralph Lauren	71,690	7,034

Total Apparel Manufacturers		14,910

Applications Software — 0.5%
Salesforce.com*	68,130	2,920

Total Applications Software		2,920

Auction House/Art Dealer — 0.8%
Ritchie Bros Auctioneers	22,550	1,412
Sotheby's	65,975	3,036

Total Auction House/Art Dealer		4,448

Auto-Medium & Heavy Duty Trucks — 1.3%
Oshkosh Truck	117,275	7,379

Total Auto-Medium & Heavy Duty Trucks		7,379

Beverages-Non-Alcoholic — 0.4%
Hansen Natural*	47,990	2,063

Total Beverages-Non-Alcoholic		2,063

Casino Hotels — 0.5%
Wynn Resorts	32,970	2,957

Total Casino Hotels		2,957

Casino Services — 0.7%
International Game Technology	96,520	3,832

Total Casino Services		3,832

Cellular Telecommunications — 2.6%
Leap Wireless International*	41,457	3,503
MetroPCS Communications*	42,230	1,396
NII Holdings*	122,470	9,888

Total Cellular Telecommunications		14,787

Chemicals-Diversified — 1.1%
Celanese, Ser A	57,520	2,230
FMC	43,625	3,900

Total Chemicals-Diversified		6,130

Coal — 0.3%
Arch Coal	44,600	1,552

Total Coal		1,552

Description	Shares	Value (000)
Commercial Banks Non-US — 0.6%
HDFC Bank ADR	43,550	$3,669

Total Commercial Banks Non-US		3,669

Commercial Banks-Southern US — 0.7%
Compass Bancshares	53,600	3,697
Synovus Financial	11,900	366

Total Commercial Banks-Southern US		4,063

Commercial Banks-Western US — 0.4%
Zions Bancorporation	29,925	2,301

Total Commercial Banks-Western US		2,301

Commercial Services — 0.2%
Quanta Services*	36,930	1,133

Total Commercial Services		1,133

Commercial Services-Finance — 0.8%
Wright Express*	125,350	4,296

Total Commercial Services-Finance		4,296

Computer Services — 0.7%
Cognizant Technology Solutions, Cl A*	49,776	3,738
IHS, Cl A*	3,575	164

Total Computer Services		3,902

Computer Software — 0.6%
Blackbaud	148,275	3,274

Total Computer Software		3,274

Computers-Integrated Systems — 0.3%
Riverbed Technology*	34,020	1,491

Total Computers-Integrated Systems		1,491

Computers-Peripheral Equipment — 0.5%
Logitech International*	113,125	2,985

Total Computers-Peripheral Equipment		2,985

Consumer Products-Miscellaneous — 0.9%
Jarden*	119,725	5,149

Total Consumer Products-Miscellaneous		5,149

Containers-Metal/Glass — 0.8%
Owens-Illinois	135,520	4,743

Total Containers-Metal/Glass		4,743

Cosmetics & Toiletries — 0.8%
Avon Products	85,670	3,149
Bare Escentuals*	34,590	1,181

Total Cosmetics & Toiletries		4,330

Data Processing/Management — 1.5%
Fidelity National Information Services	49,850	2,706
Fiserv*	72,020	4,091

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Data Processing/Management — continued
NAVTEQ*	39,475	$1,671

Total Data Processing/Management		8,468

Dental Supplies & Equipment — 0.3%
Dentsply International	38,600	1,477

Total Dental Supplies & Equipment		1,477

Diagnostic Equipment — 0.6%
Cytyc*	81,100	3,496

Total Diagnostic Equipment		3,496

Dialysis Centers — 0.4%
DaVita*	40,900	2,204

Total Dialysis Centers		2,204

Disposable Medical Products — 0.3%
C.R. Bard	17,700	1,463

Total Disposable Medical Products		1,463

Diversified Manufacturing Operations — 1.2%
Harsco	62,220	3,235
Roper Industries	64,320	3,673

Total Diversified Manufacturing Operations		6,908

E-Commerce/Services — 0.3%
Expedia*	66,430	1,946

Total E-Commerce/Services		1,946

E-Marketing/Information — 0.3%
aQuantive*	27,775	1,772

Total E-Marketing/Information		1,772

Electric Products-Miscellaneous — 0.5%
Ametek	68,220	2,707

Total Electric Products-Miscellaneous		2,707

Electric-Integrated — 1.4%
Entergy	24,500	2,630
Northeast Utilities	196,750	5,580

Total Electric-Integrated		8,210

Electric-Transmission — 0.6%
ITC Holdings	88,075	3,578

Total Electric-Transmission		3,578

Electronic Components-Semiconductors — 2.7%
Altera	153,350	3,394
Intersil, Cl A	111,050	3,494
Microchip Technology	70,500	2,611
NVIDIA*	95,810	3,958
ON Semiconductor*	167,750	1,798

Total Electronic Components-Semiconductors		15,255

Description	Shares	Value (000)
Electronic Measuring Instruments — 0.8%
Itron*	62,425	$4,865

Total Electronic Measuring Instruments		4,865

Electronics-Military — 1.1%
L-3 Communications Holdings	66,500	6,476

Total Electronics-Military		6,476

Energy-Alternate Sources — 0.5%
First Solar*	30,640	2,736

Total Energy-Alternate Sources		2,736

Engineering/R&D Services — 2.4%
EMCOR Group*	90,500	6,597
McDermott International*	79,462	6,605
Shaw Group*	13,970	647

Total Engineering/R&D Services		13,849

Fiduciary Banks — 0.6%
Northern Trust	51,930	3,336

Total Fiduciary Banks		3,336

Finance-Investment Banker/Broker — 1.4%
Greenhill	27,370	1,881
Lazard, Cl A	25,560	1,151
TD Ameritrade Holding*	258,675	5,173

Total Finance-Investment Banker/Broker		8,205

Finance-Other Services — 1.6%
Chicago Mercantile Exchange Holdings, Cl A	7,200	3,847
IntercontinentalExchange*	28,920	4,276
Nymex Holdings	8,400	1,055

Total Finance-Other Services		9,178

Financial Guarantee Insurance — 0.6%
PMI Group	81,600	3,645

Total Financial Guarantee Insurance		3,645

Food-Baking — 0.7%
Flowers Foods	123,700	4,127

Total Food-Baking		4,127

Food-Confectionery — 0.5%
WM Wrigley Jr.	52,280	2,892

Total Food-Confectionery		2,892

Food-Wholesale/Distribution — 0.4%
United Natural Foods*	90,125	2,395

Total Food-Wholesale/Distribution		2,395

Funeral Services & Related Items — 0.6%
Service Corp International	256,175	3,274

Total Funeral Services & Related Items		3,274

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Hazardous Waste Disposal — 1.1%
Stericycle*	139,200	$6,189

Total Hazardous Waste Disposal		6,189

Hotels & Motels — 1.1%
Hilton Hotels	113,240	3,790
Starwood Hotels & Resorts Worldwide*	33,720	2,262

Total Hotels & Motels		6,052

Human Resources — 0.3%
Monster Worldwide*	45,180	1,857

Total Human Resources		1,857

Industrial Gases — 1.4%
Airgas	97,325	4,662
Praxair	45,550	3,279

Total Industrial Gases		7,941

Instruments-Scientific — 0.5%
Thermo Fisher Scientific*	51,520	2,665

Total Instruments-Scientific		2,665

Internet Connective Services — 0.3%
Cogent Communications Group*	59,140	1,766

Total Internet Connective Services		1,766

Internet Infrastructure Software — 2.1%
Akamai Technologies*	138,760	6,749
F5 Networks*	61,740	4,976

Total Internet Infrastructure Software		11,725

Internet Security — 0.9%
VeriSign*	154,840	4,913

Total Internet Security		4,913

Internet Telephony — 0.9%
j2 Global Communications*	143,100	4,994

Total Internet Telephony		4,994

Investment Management/Advisory Services — 3.4%
Affiliated Managers Group*	74,100	9,541
Blackrock	22,225	3,480
Eaton Vance	46,775	2,066
T Rowe Price Group	79,660	4,134

Total Investment Management/Advisory Services		19,221

Leisure & Recreational Products — 0.6%
WMS Industries*	113,490	3,275

Total Leisure & Recreational Products		3,275

Machinery-Electrical — 0.4%
Baldor Electric	50,180	2,473

Total Machinery-Electrical		2,473

Medical Instruments — 1.4%
Intuitive Surgical*	11,700	1,624
Description	Shares	Value (000)
Medical Instruments — continued
Kyphon*	39,510	$1,902
St. Jude Medical*	90,650	3,761
Techne*	10,225	585

Total Medical Instruments		7,872

Medical Labs & Testing Services — 0.6%
Laboratory Corp of America Holdings*	42,575	3,332

Total Medical Labs & Testing Services		3,332

Medical Products — 0.4%
Henry Schein*	38,890	2,078

Total Medical Products		2,078

Medical-Biomedical/Genetic — 0.5%
Alexion Pharmaceuticals*	42,780	1,928
Vertex Pharmaceuticals*	30,825	880

Total Medical-Biomedical/Genetic		2,808

Medical-Drugs — 1.0%
Allergan	33,200	1,913
Shire ADR	50,030	3,709

Total Medical-Drugs		5,622

Medical-HMO — 0.2%
Health Net*	23,960	1,265

Total Medical-HMO		1,265

Medical-Hospitals — 0.4%
Universal Health Services, Cl B	33,830	2,081

Total Medical-Hospitals		2,081

Medical-Nursing Homes — 0.4%
Manor Care	35,290	2,304

Total Medical-Nursing Homes		2,304

Metal Processors & Fabricators — 1.1%
Precision Castparts	44,300	5,376
Sterlite Industries India ADR*	80,140	1,176

Total Metal Processors & Fabricators		6,552

Networking Products — 1.3%
Atheros Communications*	81,670	2,519
BigBand Networks*	40,890	536
Juniper Networks*	92,050	2,317
Polycom*	56,000	1,881

Total Networking Products		7,253

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling	13,250	1,346

Total Oil & Gas Drilling		1,346

Oil Companies-Exploration & Production — 3.0%
Chesapeake Energy	97,150	3,361
Quicksilver Resources*	50,880	2,268
Range Resources	113,430	4,244

3	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Oil Companies-Exploration & Production — continued
Southwestern Energy*	47,350	$2,107
XTO Energy	86,425	5,194

Total Oil Companies-Exploration & Production		17,174

Oil Field Machinery & Equipment — 2.5%
Cameron International*	52,190	3,730
National Oilwell Varco*	103,470	10,786

Total Oil Field Machinery & Equipment		14,516

Oil Refining & Marketing — 0.3%
Frontier Oil	40,390	1,768

Total Oil Refining & Marketing		1,768

Oil-Field Services — 2.0%
Core Laboratories*	23,975	2,438
Oil States International*	50,200	2,075
Superior Energy Services*	86,125	3,438
Tetra Technologies*	68,050	1,919
Weatherford International*	28,475	1,573

Total Oil-Field Services		11,443

Pharmacy Services — 0.7%
Express Scripts*	81,620	4,082

Total Pharmacy Services		4,082

Physical Therapy/Rehabilitation Centers — 0.7%
Psychiatric Solutions*	111,985	4,061

Total Physical Therapy/Rehabilitation Centers		4,061

Pipelines — 1.7%
Equitable Resources	116,950	5,796
Williams	125,350	3,964

Total Pipelines		9,760

Printing-Commercial — 0.4%
VistaPrint*	63,510	2,429

Total Printing-Commercial		2,429

Private Corrections — 1.0%
Corrections Corp of America*	94,175	5,943

Total Private Corrections		5,943

Property/Casualty Insurance — 0.6%
ProAssurance*	63,275	3,522

Total Property/Casualty Insurance		3,522

Racetracks — 1.3%
Penn National Gaming*	126,800	7,619

Total Racetracks		7,619

Real Estate Management/Services — 1.2%
CB Richard Ellis Group, Cl A*	76,700	2,800
Jones Lang LaSalle	35,025	3,975

Total Real Estate Management/Services		6,775

Description	Shares	Value (000)
Reinsurance — 0.8%
Axis Capital Holdings	114,625	$4,659

Total Reinsurance		4,659

REITs - Diversified — 0.6%
Digital Realty Trust	38,800	1,462
iStar Financial	48,675	2,158

Total REITs - Diversified		3,620

REITs - Mortgage — 0.3%
RAIT Financial Trust	74,075	1,927

Total REITs - Mortgage		1,927

Respiratory Products — 0.5%
Resmed*	67,450	2,783

Total Respiratory Products		2,783

Retail-Apparel/Shoe — 1.4%
JOS A Bank Clothiers*	83,250	3,452
Under Armour, Cl A*	58,720	2,681
Urban Outfitters*	68,740	1,652

Total Retail-Apparel/Shoe		7,785

Retail-Auto Parts — 0.4%
O'Reilly Automotive*	56,000	2,047

Total Retail-Auto Parts		2,047

Retail-Automobile — 0.3%
United Auto Group*	81,625	1,738

Total Retail-Automobile		1,738

Retail-Computer Equipment — 1.9%
GameStop, Cl A*	273,330	10,687

Total Retail-Computer Equipment		10,687

Retail-Jewelry — 0.6%
Tiffany	68,550	3,637

Total Retail-Jewelry		3,637

Retail-Sporting Goods — 0.8%
Dick's Sporting Goods*	82,475	4,798

Total Retail-Sporting Goods		4,798

Rubber-Tires — 0.7%
Goodyear Tire & Rubber*	111,740	3,884

Total Rubber-Tires		3,884

Semiconductor Components-Integrated Circuits — 0.7%
Maxim Integrated Products	120,920	4,040

Total Semiconductor Components-Integrated Circuits		4,040

Semiconductor Equipment — 2.3%
Formfactor*	58,475	2,240
Kla-Tencor	82,340	4,524
Varian Semiconductor Equipment Associates*	85,365	3,420

4	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Semiconductor Equipment — continued
Veeco Instruments*	137,450	$2,851

Total Semiconductor Equipment		13,035

Steel-Producers — 0.6%
Carpenter Technology	27,525	3,587

Total Steel-Producers		3,587

Steel-Specialty — 0.4%
Allegheny Technologies	21,020	2,205

Total Steel-Specialty		2,205

Storage/Warehousing — 0.6%
Mobile Mini*	126,375	3,690

Total Storage/Warehousing		3,690

Telecommunications Equipment — 1.3%
CommScope*	105,725	6,169
Sonus Networks*	181,350	1,545

Total Telecommunications Equipment		7,714

Telecommunications Services — 0.4%
SAVVIS*	41,510	2,055

Total Telecommunications Services		2,055

Transactional Software — 0.5%
VeriFone Holdings*	76,670	2,703

Total Transactional Software		2,703

Transport-Marine — 0.6%
American Commercial Lines*	126,800	3,303

Total Transport-Marine		3,303

Transport-Services — 0.7%
CH Robinson Worldwide	72,600	3,813

Total Transport-Services		3,813

Transport-Truck — 0.5%
Old Dominion Freight Line*	95,800	2,888

Total Transport-Truck		2,888

Veterinary Diagnostics — 0.9%
VCA Antech*	131,050	4,939

Total Veterinary Diagnostics		4,939

Web Portals/ISP — 0.3%
Sina*	47,940	2,007

Total Web Portals/ISP		2,007

Wire & Cable Products — 1.5%
General Cable*	110,570	8,376

Total Wire & Cable Products		8,376

Wireless Equipment — 1.7%
American Tower, Cl A*	81,710	3,432
Crown Castle International*	166,178	6,027

Total Wireless Equipment		9,459

Description	Shares	Value (000)
X-Ray Equipment — 0.7%
Hologic*	72,470	$4,009

Total X-Ray Equipment		4,009

Total Common Stock (Cost $430,055)		564,203

Investment Company — 0.1%
Index Fund-Midcap — 0.1%
Midcap SPDR Trust Series 1	3,900	636

Total Investment Company (Cost $642)		636

Money Market Fund — 0.5%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	2,644,699	2,645

Total Money Market Fund (Cost $2,645)		2,645

Total Investments — 99.5% (Cost $433,342)†		567,484

Other Assets and Liabilities, Net — 0.5%		2,664

Total Net Assets — 100.0%		$570,148

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research & Development
REITs — Real Estate Investment Trust
Ser — Series
SPDR — Standard & Poor’s Depository Receipt
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $433,342 (000) and the unrealized appreciation and depreciation were $138,876 (000) and $(4,734) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

5	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Heitman REIT Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.8%
Hotels & Motels — 1.5%
Starwood Hotels & Resorts Worldwide	29,000	$1,945

Total Hotels & Motels		1,945

Real Estate Operation/Development — 2.9%
Brookfield Properties	147,100	3,576

Total Real Estate Operation/Development		3,576

REITs - Apartments — 19.9%
Archstone-Smith Trust	93,300	5,515
AvalonBay Communities	54,500	6,479
BRE Properties	44,000	2,609
Camden Property Trust	51,500	3,449
Equity Residential	66,300	3,025
GMH Communities Trust	107,400	1,041
UDR	101,500	2,669

Total REITs - Apartments		24,787

REITs - Diversified — 10.1%
Colonial Properties Trust	46,300	1,687
Digital Realty Trust	40,900	1,541
PS Business Parks	24,100	1,527
Vornado Realty Trust	71,000	7,799

Total REITs – Diversified		12,554

REITs - Hotels — 7.9%
DiamondRock Hospitality	103,600	1,977
Host Hotels & Resorts	257,630	5,956
LaSalle Hotel Properties	44,400	1,928

Total REITs - Hotels		9,861

REITs - Manufactured Homes — 1.1%
Equity Lifestyle Properties	26,300	1,373

Total REITs - Manufactured Homes		1,373

REITs - Office Property — 13.1%
Alexandria Real Estate Equities	22,200	2,149
BioMed Realty Trust	26,600	668
Boston Properties	55,600	5,679
Corporate Office Properties Trust	76,300	3,129
Kilroy Realty	5,700	404
SL Green Realty	34,200	4,237

Total REITs - Office Property		16,266

REITs - Regional Malls — 16.4%
General Growth Properties	105,300	5,576
Simon Property Group	127,400	11,853
Taubman Centers	59,700	2,962

Total REITs - Regional Malls		20,391

REITs - Shopping Centers — 12.7%
Acadia Realty Trust	15,900	413
Developers Diversified Realty	38,100	2,008
Federal Realty Investment Trust	37,900	2,928
Kimco Realty	101,900	3,879
Kite Realty Group Trust	65,800	1,252
Regency Centers	57,900	4,082
Tanger Factory Outlet Centers	32,100	1,202

Description	Shares	Value (000)
REITs – Shopping Centers — continued
Total REITs - Shopping Centers		$15,764

REITs - Storage — 4.6%
Public Storage	74,400	5,715

Total REITs – Storage		5,715

REITs - Warehouse/Industrial — 7.6%
AMB Property	66,100	3,518
Prologis	103,880	5,911

Total REITs - Warehouse/Industrial		9,429

Total Common Stock (Cost $90,846)		121,661

Total Investments — 97.8% (Cost $90,846)†		121,661

Other Assets and Liabilities, Net — 2.2%		2,707

Total Net Assets — 100.0%		$124,368

REITs — Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $90,983 (000), and the unrealized appreciation and depreciation were $34,211 (000) and $(3,533) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 98.8%
Applications Software — 4.5%
Microsoft	134,310	$3,958

Total Applications Software		3,958

Beverages-Non-Alcoholic — 1.7%
Coca-Cola	28,680	1,500

Total Beverages-Non-Alcoholic		1,500

Cable TV — 5.5%
Comcast, Cl A*	110,720	3,096
Time Warner Cable, Cl A*	44,300	1,735

Total Cable TV		4,831

Chemicals-Diversified — 1.8%
E.I. du Pont de Nemours	31,740	1,614

Total Chemicals-Diversified		1,614

Computers — 1.3%
Dell*	40,170	1,147

Total Computers		1,147

Computers-Memory Devices — 1.8%
EMC*	84,520	1,530

Total Computers-Memory Devices		1,530

Data Processing/Management — 2.3%
Automatic Data Processing	40,990	1,987

Total Data Processing/Management		1,987

Diversified Manufacturing Operations — 10.7%
3M	37,100	3,220
General Electric	108,600	4,157
Tyco International	59,900	2,024

Total Diversified Manufacturing Operations		9,401

Finance-Investment Banker/Broker — 1.2%
Morgan Stanley	12,670	1,063

Total Finance-Investment Banker/Broker		1,063

Insurance Brokers — 3.1%
Marsh & McLennan	86,850	2,682

Total Insurance Brokers		2,682

Internet Security — 2.0%
Symantec*	86,677	1,751

Total Internet Security		1,751

Life/Health Insurance — 1.7%
Aflac	29,400	1,511

Total Life/Health Insurance		1,511

Medical Instruments — 2.9%
Medtronic	49,160	2,550

Total Medical Instruments		2,550

Description	Shares	Value (000)
Medical-Biomedical/Genetic — 2.4%
Amgen*	37,500	$2,073

Total Medical-Biomedical/Genetic		2,073

Medical-Drugs — 6.7%
Pfizer	138,030	3,530
Wyeth	41,320	2,369

Total Medical-Drugs		5,899

Medical-Generic Drugs — 1.5%
Teva Pharmaceutical Industries ADR	30,800	1,271

Total Medical-Generic Drugs		1,271

Metal Processors & Fabricators — 2.3%
Sterlite Industries India ADR*	136,270	1,999

Total Metal Processors & Fabricators		1,999

Metal-Aluminum — 1.2%
Alcoa	25,470	1,032

Total Metal-Aluminum		1,032

Multi-Line Insurance — 5.2%
American International Group	39,300	2,752
XL Capital, Cl A	21,250	1,791

Total Multi-Line Insurance		4,543

Networking Products — 3.1%
Cisco Systems*	98,170	2,734

Total Networking Products		2,734

Non-Hazardous Waste Disposal — 2.5%
Waste Management	55,400	2,163

Total Non-Hazardous Waste Disposal		2,163

Oil Companies-Integrated — 2.4%
ConocoPhillips	26,600	2,088

Total Oil Companies-Integrated		2,088

Pipelines — 3.3%
El Paso	166,410	2,867

Total Pipelines		2,867

Property/Casualty Insurance — 3.1%
Progressive	49,000	1,172
Travelers	28,350	1,517

Total Property/Casualty Insurance		2,689

Reinsurance — 3.4%
Berkshire Hathaway, Cl A*	27	2,956

Total Reinsurance		2,956

Retail-Building Products — 1.9%
Lowe's	55,450	1,702

Total Retail-Building Products		1,702

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Retail-Discount — 2.4%
Wal-Mart Stores	43,550	$2,095

Total Retail-Discount		2,095

Retail-Drug Store — 4.1%
CVS	43,620	1,590
Walgreen	45,760	1,992

Total Retail-Drug Store		3,582

Retail-Major Department Store — 1.2%
JC Penney	15,000	1,086

Total Retail-Major Department Store		1,086

Retail-Restaurants — 0.5%
Starbucks*	17,300	454

Total Retail-Restaurants		454

Semiconductor Components-Integrated Circuits — 5.7%
Maxim Integrated Products	148,230	4,952

Total Semiconductor Components-Integrated Circuits		4,952

Super-Regional Banks-US — 2.4%
Capital One Financial	26,340	2,066

Total Super-Regional Banks-US		2,066

Telecommunications Equipment — 0.8%
Alcatel-Lucent ADR	52,900	741

Total Telecommunications Equipment		741

Wireless Equipment — 2.2%
Qualcomm	44,750	1,941

Total Wireless Equipment		1,941

Total Common Stock (Cost $75,009)		86,458

Money Market Fund — 1.7%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	1,535,803	1,536

Total Money Market Fund (Cost $1,536)		1,536

Total Investments — 100.5% (Cost $76,545)†		87,994

Other Assets and Liabilities, Net — (0.5%)		(450)

Total Net Assets — 100.0%		$87,544

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $76,642 (000) and the unrealized appreciation and depreciation were $12,371 (000) and $(1,019) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Common Stock — 99.3%
Aerospace/Defense — 0.7%
Boeing	6,500	$625

Total Aerospace/Defense		625

Agricultural Chemicals — 1.5%
Monsanto	18,730	1,265

Total Agricultural Chemicals		1,265

Apparel Manufacturers — 1.4%
Coach*	10,000	474
Guess ?	7,460	358
Polo Ralph Lauren	4,010	394

Total Apparel Manufacturers		1,226

Applications Software — 1.9%
Microsoft	43,700	1,288
Salesforce.com*	8,910	382

Total Applications Software		1,670

Athletic Footwear — 0.6%
Nike, Cl B	8,360	487

Total Athletic Footwear		487

Beverages-Non-Alcoholic — 3.3%
Coca-Cola	18,810	984
Hansen Natural*	6,750	290
PepsiCo	23,890	1,549

Total Beverages-Non-Alcoholic		2,823

Cable TV — 1.2%
Comcast, Cl A*	16,970	477
Rodgers Communications, Cl B	12,360	525

Total Cable TV		1,002

Casino Hotels — 0.6%
Las Vegas Sands*	6,440	492

Total Casino Hotels		492

Casino Services — 1.3%
International Game Technology	28,580	1,135

Total Casino Services		1,135

Cellular Telecommunications — 3.3%
America Movil, Ser L ADR*	12,810	793
Leap Wireless International*	7,670	648
Millicom International Cellular*	4,730	433
NII Holdings*	12,120	979

Total Cellular Telecommunications		2,853

Coal — 0.9%
Consol Energy	16,310	752

Total Coal		752

Description	Shares	Value (000)
Computer Services — 0.5%
Cognizant Technology Solutions, Cl A*	5,460	$410

Total Computer Services		410

Computers — 4.3%
Apple*	12,640	1,543
Dell*	17,530	501
Hewlett-Packard	13,500	602
International Business Machines	9,720	1,023

Total Computers		3,669

Consulting Services — 1.1%
Accenture, Cl A	21,200	909

Total Consulting Services		909

Cosmetics & Toiletries — 2.0%
Avon Products	22,480	826
Procter & Gamble	13,900	851

Total Cosmetics & Toiletries		1,677

Data Processing/Management — 2.8%
Fiserv*	29,260	1,662
MasterCard, Cl A	4,500	746

Total Data Processing/Management		2,408

Disposable Medical Products — 0.8%
C.R. Bard	8,300	686

Total Disposable Medical Products		686

Diversified Manufacturing Operations — 5.5%
Danaher	6,300	475
General Electric	75,855	2,904
Illinois Tool Works	17,400	943
Roper Industries	6,460	369

Total Diversified Manufacturing Operations		4,691

E-Commerce/Products — 0.3%
Amazon.com*	4,370	299

Total E-Commerce/Products		299

E-Commerce/Services — 1.2%
eBay*	22,600	727
Expedia*	9,420	276

Total E-Commerce/Services		1,003

Electric Products-Miscellaneous — 0.5%
Emerson Electric	8,600	403

Total Electric Products-Miscellaneous		403

Electronic Components-Semiconductors — 5.3%
Altera	26,200	580
Broadcom, Cl A*	13,980	409
Intel	81,510	1,936
Texas Instruments	43,020	1,619

Total Electronic Components-Semiconductors		4,544

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Energy-Alternate Sources — 0.5%
Sunpower, Cl A*	6,550	$413

Total Energy-Alternate Sources		413

Engineering/R&D Services — 1.6%
ABB ADR	19,100	432
Jacobs Engineering Group*	16,800	966

Total Engineering/R&D Services		1,398

Entertainment Software — 1.0%
Electronic Arts*	18,850	892

Total Entertainment Software		892

Fiduciary Banks — 2.1%
State Street	26,170	1,790

Total Fiduciary Banks		1,790

Finance-Credit Card — 1.1%
American Express	14,860	909

Total Finance-Credit Card		909

Finance-Investment Banker/Broker — 5.0%
Charles Schwab	43,840	900
Credit Suisse Group ADR	7,770	551
Goldman Sachs Group	6,250	1,355
Merrill Lynch	7,910	661
Morgan Stanley	9,190	771

Total Finance-Investment Banker/Broker		4,238

Finance-Other Services — 2.6%
Chicago Mercantile Exchange Holdings, Cl A	1,895	1,013
IntercontinentalExchange*	4,360	645
Nymex Holdings	4,310	541

Total Finance-Other Services		2,199

Hotels & Motels — 0.7%
Marriott International, Cl A	13,800	597

Total Hotels & Motels		597

Industrial Automation/Robot — 1.1%
Rockwell Automation	14,200	986

Total Industrial Automation/Robot		986

Industrial Gases — 0.9%
Praxair	10,670	768

Total Industrial Gases		768

Instruments-Scientific — 0.5%
Thermo Fisher Scientific*	9,170	474

Total Instruments-Scientific		474

Internet Infrastructure Software — 0.3%
Akamai Technologies*	5,860	285

Total Internet Infrastructure Software		285

Description	Shares	Value (000)
Internet Security — 0.4%
VeriSign*	10,980	$348

Total Internet Security		348

Investment Management/Advisory Services — 2.6%
Franklin Resources	6,580	872
T Rowe Price Group	26,160	1,357

Total Investment Management/Advisory Services		2,229

Machinery-Farm — 0.6%
Deere	4,060	490

Total Machinery-Farm		490

Medical Instruments — 0.5%
St. Jude Medical*	9,450	392

Total Medical Instruments		392

Medical Products — 3.3%
Baxter International	11,880	669
Becton Dickinson	11,300	842
Johnson & Johnson	13,940	859
Stryker	7,400	467

Total Medical Products		2,837

Medical-Biomedical/Genetic — 2.0%
Amgen*	14,200	785
Celgene*	8,440	484
Genentech*	5,460	413

Total Medical-Biomedical/Genetic		1,682

Medical-Drugs — 3.5%
Abbott Laboratories	27,510	1,473
Allergan	8,820	508
Schering-Plough	16,990	517
Shire ADR	6,280	466

Total Medical-Drugs		2,964

Medical-HMO — 1.0%
Aetna	18,100	894

Total Medical-HMO		894

Metal Processors & Fabricators — 0.6%
Precision Castparts	4,310	523

Total Metal Processors & Fabricators		523

Multi-Line Insurance — 0.5%
American International Group	5,900	413

Total Multi-Line Insurance		413

Multimedia — 0.2%
News, Cl A	9,290	197

Total Multimedia		197

Networking Products — 2.8%
Cisco Systems*	85,050	2,369

Total Networking Products		2,369

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

June 30, 2007(Unaudited)

Description	Shares	Value (000)
Non-Ferrous Metals — 0.8%
Cameco	12,960	$658

Total Non-Ferrous Metals		658

Oil Companies-Exploration & Production — 1.2%
Southwestern Energy*	4,860	216
XTO Energy	13,510	812

Total Oil Companies-Exploration & Production		1,028

Oil Companies-Integrated — 0.7%
Marathon Oil	10,060	603

Total Oil Companies-Integrated		603

Oil Field Machinery & Equipment — 1.8%
Cameron International*	15,970	1,141
National Oilwell Varco*	4,000	417

Total Oil Field Machinery & Equipment		1,558

Oil-Field Services — 2.8%
Halliburton	20,600	711
Schlumberger	12,500	1,062
Smith International	10,900	639

Total Oil-Field Services		2,412

Pharmacy Services — 0.4%
Medco Health Solutions*	4,290	335

Total Pharmacy Services		335

Pipelines — 0.9%
Williams	23,920	756

Total Pipelines		756

Real Estate Management/Services — 0.8%
CB Richard Ellis Group, Cl A*	18,450	673

Total Real Estate Management/Services		673

Retail-Computer Equipment — 0.4%
GameStop, Cl A*	8,070	316

Total Retail-Computer Equipment		316

Retail-Discount — 1.0%
Wal-Mart Stores	18,600	895

Total Retail-Discount		895

Retail-Drug Store — 2.0%
CVS	28,060	1,023
Walgreen	14,900	649

Total Retail-Drug Store		1,672

Retail-Jewelry — 0.8%
Tiffany	12,800	679

Total Retail-Jewelry		679

Retail-Office Supplies — 0.7%
Office Depot*	18,760	568

Total Retail-Office Supplies		568

Description	Shares	Value (000)
Retail-Restaurants — 0.9%
McDonald's	15,200	$772

Total Retail-Restaurants		772

Rubber-Tires — 0.5%
Goodyear Tire & Rubber*	13,090	455

Total Rubber-Tires		455

Semiconductor Equipment — 0.7%
Kla-Tencor	11,410	627

Total Semiconductor Equipment		627

Telecommunications Equipment — 0.4%
Nortel Networks*	12,920	311

Total Telecommunications Equipment		311

Telecommunications Services — 0.6%
Time Warner Telecom, Cl A*	25,490	512

Total Telecommunications Services		512

Therapeutics — 0.8%
Gilead Sciences*	17,760	689

Total Therapeutics		689

Transport-Services — 0.6%
CH Robinson Worldwide	10,080	529

Total Transport-Services		529

Web Portals/ISP — 2.5%
Google, Cl A*	4,155	2,174

Total Web Portals/ISP		2,174

Wireless Equipment — 1.6%
Crown Castle International*	13,500	490
Qualcomm	21,000	911

Total Wireless Equipment		1,401

Total Common Stock (Cost $71,999)		84,939

Money Market Fund — 0.4%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	343,569	344

Total Money Market Fund (Cost $344)		344

Total Investments — 99.7% (Cost $72,343)†		85,283

Other Assets and Liabilities, Net — 0.3%		228

Total Net Assets — 100.0%		$85,511

3	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Fund

June 30, 2007(Unaudited)

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Ser — Series
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $72,343 (000), and the unrealized appreciation and depreciation were $14,045 (000) and $(1,105) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

4	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.8%
Agricultural Chemicals — 3.1%
Monsanto	50,950	$3,441

Total Agricultural Chemicals		3,441

Apparel Manufacturers — 2.4%
Coach*	29,140	1,381
Guess ?	25,310	1,216

Total Apparel Manufacturers		2,597

Applications Software — 1.4%
Microsoft	53,700	1,583

Total Applications Software		1,583

Beverages-Non-Alcoholic — 2.6%
PepsiCo	44,240	2,869

Total Beverages-Non-Alcoholic		2,869

Cable TV — 1.0%
Comcast, Cl A*	39,500	1,111

Total Cable TV		1,111

Casino Services — 2.3%
International Game Technology	62,890	2,497

Total Casino Services		2,497

Cellular Telecommunications — 4.4%
Millicom International Cellular*	22,250	2,039
NII Holdings*	34,020	2,747

Total Cellular Telecommunications		4,786

Coal — 1.8%
Consol Energy	43,330	1,998

Total Coal		1,998

Computer Services — 1.1%
Cognizant Technology Solutions, Cl A*	15,500	1,164

Total Computer Services		1,164

Computers — 4.4%
Apple*	22,620	2,761
Hewlett-Packard	17,400	776
International Business Machines	12,800	1,347

Total Computers		4,884

Consulting Services — 1.1%
Accenture, Cl A	29,400	1,261

Total Consulting Services		1,261

Cosmetics & Toiletries — 1.0%
Procter & Gamble	17,700	1,083

Total Cosmetics & Toiletries		1,083

Description	Shares	Value (000)

Data Processing/Management — 2.7%
Fiserv*	51,590	$2,930

Total Data Processing/Management		2,930

Diversified Manufacturing Operations — 6.9%
Danaher	19,600	1,480
General Electric	112,110	4,291
Illinois Tool Works	33,400	1,810

Total Diversified Manufacturing Operations		7,581

E-Commerce/Services — 1.3%
eBay*	42,600	1,371

Total E-Commerce/Services		1,371

Electronic Components-Semiconductors — 6.1%
Broadcom, Cl A*	36,450	1,066
Intel	118,270	2,810
Texas Instruments	74,610	2,808

Total Electronic Components-Semiconductors		6,684

Energy-Alternate Sources — 1.6%
Sunpower, Cl A*	28,270	1,782

Total Energy-Alternate Sources		1,782

Engineering/R&D Services — 1.9%
Jacobs Engineering Group*	37,200	2,139

Total Engineering/R&D Services		2,139

Entertainment Software — 1.2%
Electronic Arts*	28,900	1,368

Total Entertainment Software		1,368

Fiduciary Banks — 1.6%
State Street	25,070	1,715

Total Fiduciary Banks		1,715

Finance-Investment Banker/Broker — 4.7%
Credit Suisse Group ADR	18,800	1,334
Goldman Sachs Group	10,190	2,209
Morgan Stanley	19,400	1,627

Total Finance-Investment Banker/Broker		5,170

Finance-Other Services — 4.6%
Chicago Mercantile Exchange Holdings, Cl A	4,140	2,213
IntercontinentalExchange*	9,490	1,403
Nymex Holdings	11,480	1,442

Total Finance-Other Services		5,058

Hotels & Motels — 1.6%
Marriott International, Cl A	40,700	1,760

Total Hotels & Motels		1,760

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Industrial Gases — 0.9%
Praxair	13,500	$972

Total Industrial Gases		972

Investment Management/Advisory Services — 2.4%
Franklin Resources	15,300	2,027
T Rowe Price Group	12,600	654

Total Investment Management/Advisory Services		2,681

Medical Products — 4.3%
Baxter International	40,160	2,263
Becton Dickinson	18,500	1,378
Johnson & Johnson	17,400	1,072

Total Medical Products		4,713

Medical-Biomedical/Genetic — 0.8%
Amgen*	16,500	912

Total Medical-Biomedical/Genetic		912

Medical-Drugs — 3.2%
Abbott Laboratories	28,800	1,542
Allergan	34,040	1,962

Total Medical-Drugs		3,504

Medical-HMO — 1.0%
Aetna	22,000	1,087

Total Medical-HMO		1,087

Multi-Line Insurance — 1.0%
American International Group	15,100	1,057

Total Multi-Line Insurance		1,057

Networking Products — 3.6%
Cisco Systems*	140,960	3,926

Total Networking Products		3,926

Oil Companies-Exploration & Production — 1.8%
XTO Energy	33,340	2,004

Total Oil Companies-Exploration & Production		2,004

Oil-Field Services — 3.3%
Halliburton	46,400	1,601
Schlumberger	14,480	1,230
Smith International	14,000	821

Total Oil-Field Services		3,652

Retail-Discount — 0.8%
Wal-Mart Stores	17,900	861

Total Retail-Discount		861

Description	Shares	Value (000)

Retail-Drug Store — 3.2%
CVS	57,960	$2,113
Walgreen	31,400	1,367

Total Retail-Drug Store		3,480

Retail-Jewelry — 1.1%
Tiffany	21,700	1,151

Total Retail-Jewelry		1,151

Semiconductor Equipment — 1.3%
Kla-Tencor	25,796	1,417

Total Semiconductor Equipment		1,417

Telecommunications Equipment-Fiber Optics — 1.0%
Corning*	44,300	1,132

Total Telecommunications Equipment-Fiber Optics		1,132

Therapeutics — 2.2%
Gilead Sciences*	61,580	2,387

Total Therapeutics		2,387

Transport-Services — 1.2%
CH Robinson Worldwide	24,950	1,310

Total Transport-Services		1,310

Web Portals/ISP — 3.8%
Google, Cl A*	7,960	4,166

Total Web Portals/ISP		4,166

Wireless Equipment — 1.1%
Crown Castle International*	33,550	1,217

Total Wireless Equipment		1,217

Total Common Stock (Cost $93,569)		108,461

MONEY MARKET FUND — 1.4%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	1,533,399	1,533

Total Money Market Fund (Cost $1,533)		1,533

Total Investments — 100.2% (Cost $95,102) †		109,994

Other Assets and Liabilities, Net — (0.2)%		(174)

Net Assets — 100.0%		$109,820

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Large Cap Growth Concentrated Fund

June 30, 2007 (Unaudited)

* Non-income producing security.
(A) — The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $95,102 (000), and the unrealized appreciation and depreciation were $16,498 (000) and $(1,606) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.8%
Aerospace/Defense-Equipment — 2.3%
DRS Technologies	41,170	$2,358
Goodrich	56,910	3,389

Total Aerospace/Defense-Equipment		5,747

Agricultural Operations — 0.3%
Tejon Ranch*	17,250	762

Total Agricultural Operations		762

Airlines — 3.0%
Delta Airlines*	86,240	1,699
UAL*	95,670	3,883
US Airways Group*	60,350	1,827

Total Airlines		7,409

Applications Software — 3.1%
Citrix Systems*	116,800	3,933
Intuit*	119,100	3,582

Total Applications Software		7,515

Building-Heavy Construction — 1.3%
Washington Group International*	39,960	3,197

Total Building-Heavy Construction		3,197

Chemicals-Diversified — 1.2%
Lyondell Chemical	81,190	3,014

Total Chemicals-Diversified		3,014

Coal — 1.0%
Arch Coal	72,850	2,535

Total Coal		2,535

Commercial Services — 3.0%
Alliance Data Systems*	42,600	3,292
ChoicePoint*	93,990	3,990

Total Commercial Services		7,282

Computer Services — 1.1%
Electronic Data Systems	97,980	2,717

Total Computer Services		2,717

Computers — 0.7%
Sun Microsystems*	322,430	1,696

Total Computers		1,696

Dental Supplies & Equipment — 0.8%
Patterson*	52,960	1,974

Total Dental Supplies & Equipment		1,974

Dialysis Centers — 0.5%
DaVita*	23,130	1,246

Total Dialysis Centers		1,246

Description	Shares	Value (000)
Diversified Manufacturing Operations — 1.3%
Dover	63,080	$3,227

Total Diversified Manufacturing Operations		3,227

E-Commerce/Services — 1.2%
Expedia*	101,620	2,976

Total E-Commerce/Services		2,976

Electronic Components-Miscellaneous — 0.7%
Flextronics International*	151,740	1,639

Total Electronic Components-Miscellaneous		1,639

Electronic Components-Semiconductors — 7.2%
Broadcom, Cl A*	99,140	2,900
DSP Group*	227,660	4,660
International Rectifier*	37,700	1,405
Micron Technology*	124,790	1,564
PMC-Sierra*	112,200	867
QLogic*	151,110	2,516
Semtech*	107,060	1,855
SiRF Technology Holdings*	94,900	1,968

Total Electronic Components-Semiconductors		17,735

Enterprise Software/Services — 0.9%
Lawson Software*	229,950	2,274

Total Enterprise Software/Services		2,274

Entertainment Software — 1.9%
Electronic Arts*	96,720	4,577

Total Entertainment Software		4,577

Finance-Investment Banker/Broker — 2.6%
Greenhill	35,700	2,453
optionsXpress Holdings	156,580	4,018

Total Finance-Investment Banker/Broker		6,471

Finance-Other Services — 1.6%
Asset Acceptance Capital*	221,810	3,926

Total Finance-Other Services		3,926

Food-Wholesale/Distribution — 1.6%
United Natural Foods*	144,130	3,831

Total Food-Wholesale/Distribution		3,831

Gas-Distribution — 0.8%
WGL Holdings	56,600	1,847

Total Gas-Distribution		1,847

Golf — 0.7%
Callaway Golf	96,450	1,718

Total Golf		1,718

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Hotels & Motels — 1.6%
Intercontinental Hotels Group ADR	38,953	$965
Wyndham Worldwide*	83,930	3,044

Total Hotels & Motels		4,009

Human Resources — 1.3%
Hewitt Associates, Cl A*	101,970	3,263

Total Human Resources		3,263

Independent Power Producer — 1.2%
Mirant*	20,860	890
Reliant Energy*	74,500	2,008

Total Independent Power Producer		2,898

Industrial Automation/Robot — 1.0%
Cognex	106,050	2,387

Total Industrial Automation/Robot		2,387

Industrial Gases — 0.8%
Air Products & Chemicals	25,140	2,021

Total Industrial Gases		2,021

Internet Security — 1.3%
Checkfree*	76,380	3,071

Total Internet Security		3,071

Linen Supply & Related Items — 1.1%
Cintas	67,140	2,647

Total Linen Supply & Related Items		2,647

Machinery-Print Trade — 0.6%
Zebra Technologies, Cl A*	37,490	1,452

Total Machinery-Print Trade		1,452

Medical Information Systems — 1.4%
IMS Health	106,840	3,433

Total Medical Information Systems		3,433

Medical Instruments — 0.9%
St. Jude Medical*	55,840	2,317

Total Medical Instruments		2,317

Medical-Biomedical/Genetic — 1.8%
Invitrogen*	59,860	4,415

Total Medical-Biomedical/Genetic		4,415

Medical-Drugs — 1.3%
Angiotech Pharmaceuticals*	438,550	3,118

Total Medical-Drugs		3,118

Description	Shares	Value (000)
Medical-Outpatient/Home Medical — 2.1%
Lincare Holdings*	128,645	$5,127

Total Medical-Outpatient/Home Medical		5,127

Metal Processors & Fabricators — 2.1%
Haynes International*	27,520	2,324
Sterlite Industries India ADR*	185,690	2,724

Total Metal Processors & Fabricators		5,048

Motion Pictures & Services — 1.0%
Macrovision*	79,620	2,393

Total Motion Pictures & Services		2,393

Multi-Line Insurance — 0.9%
XL Capital, Cl A	25,800	2,175

Total Multi-Line Insurance		2,175

Non-Ferrous Metals — 0.4%
USEC*	45,560	1,001

Total Non-Ferrous Metals		1,001

Non-Hazardous Waste Disposal — 1.1%
Allied Waste Industries*	199,170	2,681

Total Non-Hazardous Waste Disposal		2,681

Office Automation & Equipment — 1.7%
Pitney Bowes	88,230	4,131

Total Office Automation & Equipment		4,131

Oil & Gas Drilling — 2.0%
Pride International*	80,880	3,030
Rowan	44,780	1,835

Total Oil & Gas Drilling		4,865

Oil Companies-Exploration & Production — 0.3%
Mariner Energy*	30,060	729

Total Oil Companies-Exploration & Production		729

Oil-Field Services — 2.2%
Hanover Compressor*	140,610	3,354
Helix Energy Solutions Group*	52,450	2,093

Total Oil-Field Services		5,447

Paper & Related Products — 4.2%
Abitibi-Consolidated*	1,283,540	3,774
MeadWestvaco	117,030	4,133
Smurfit-Stone Container*	184,430	2,455

Total Paper & Related Products		10,362

Pharmacy Services — 1.4%
Omnicare	96,240	3,470

Total Pharmacy Services		3,470

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Mid-Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Pipelines — 2.0%
El Paso	285,470	$4,919

Total Pipelines		4,919

Platinum — 0.6%
Stillwater Mining*	133,550	1,470

Total Platinum		1,470

Printing-Commercial — 1.4%
RR Donnelley & Sons	79,220	3,447

Total Printing-Commercial		3,447

Publishing-Books — 0.4%
Scholastic*	28,020	1,007

Total Publishing-Books		1,007

Reinsurance — 7.6%
Allied World Assurance Holdings	67,520	3,460
Aspen Insurance Holdings	174,650	4,903
Axis Capital Holdings	51,110	2,078
Everest Re Group	33,950	3,688
Montpelier Re Holdings	238,420	4,420

Total Reinsurance		18,549

REITs-Hotels — 0.5%
Host Hotels & Resorts	54,820	1,267

Total REITs-Hotels		1,267

Rental Auto/Equipment — 1.9%
Avis Budget Group*	30,720	873
RSC Holdings*	193,450	3,869

Total Rental Auto/Equipment		4,742

Retail-Restaurants — 0.9%
Cheesecake Factory*	88,810	2,178

Total Retail-Restaurants		2,178

Retirement/Aged Care — 0.5%
Sunrise Senior Living*	30,040	1,201

Total Retirement/Aged Care		1,201

Semiconductor Components-Integrated Circuits — 2.8%
Cypress Semiconductor*	47,880	1,115
Maxim Integrated Products	171,850	5,742

Total Semiconductor Components-Integrated Circuits		6,857

Telecommunications Equipment — 0.8%
Plantronics	72,885	1,911

Total Telecommunications Equipment		1,911

Description	Shares	Value (000)
Telecommunications Services — 0.7%
Amdocs*	43,590	$1,736

Total Telecommunications Services		1,736

Telephone-Integrated — 1.3%
Level 3 Communications*	543,490	3,179

Total Telephone-Integrated		3,179

Therapeutics — 3.1%
Medicines*	269,130	4,742
Warner Chilcott, Cl A*	156,560	2,832

Total Therapeutics		7,574

Transport-Equipment & Leasing — 0.8%
GATX	37,910	1,867

Total Transport-Equipment & Leasing		1,867

Total Common Stock (Cost $208,589)		239,679

MONEY MARKET FUND — 3.4%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	8,334,253	8,334

Total Money Market Fund (Cost $8,334)		8,334

Total Investments — 101.2% (Cost $216,923) †		248,013

Other Assets and Liabilities, Net — (1.2%)		(2,933)

Net Assets — 100.0%		$245,080

* Non-income producing security.
(A) — Rate shown is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class
REITs — Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $217,157 (000), and the unrealized appreciation and depreciation were $37,682 (000) and $(6,826) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 99.9%
Advanced Materials/Products — 1.7%
Ceradyne*	27,700	$2,049

Total Advanced Materials/Products		2,049

Aerospace/Defense — 1.0%
Boeing	12,900	1,240

Total Aerospace/Defense		1,240

Agricultural Chemicals — 2.5%
Monsanto	45,170	3,051

Total Agricultural Chemicals		3,051

Apparel Manufacturers — 4.0%
Coach*	38,800	1,839
Guess ?	64,380	3,093

Total Apparel Manufacturers		4,932

Applications Software — 2.1%
Microsoft	41,600	1,226
Salesforce.com*	32,420	1,390

Total Applications Software		2,616

Beverages-Non-Alcoholic — 1.0%
PepsiCo	19,000	1,232

Total Beverages-Non-Alcoholic		1,232

Building Products-Light Fixtures — 1.1%
Genlyte Group*	16,500	1,296

Total Building Products-Light Fixtures		1,296

Cable TV — 1.0%
Comcast, Cl A*	44,400	1,249

Total Cable TV		1,249

Cellular Telecommunications — 2.0%
NII Holdings*	30,410	2,455

Total Cellular Telecommunications		2,455

Coffee — 1.9%
Green Mountain Coffee Roasters*	29,300	2,307

Total Coffee		2,307

Computer Services — 0.9%
Cognizant Technology Solutions, Cl A*	15,100	1,134

Total Computer Services		1,134

Computers — 10.9%
Apple*	47,390	5,783
Dell*	85,590	2,444
International Business Machines	15,400	1,621
Research In Motion*	9,990	1,998
Sun Microsystems*	266,700	1,403

Total Computers		13,249

Description	Shares	Value (000)
Computers-Integrated Systems — 1.8%
Riverbed Technology*	49,320	$2,161

Total Computers-Integrated Systems		2,161

Computers-Memory Devices — 1.6%
SanDisk*	38,750	1,896

Total Computers-Memory Devices		1,896

Diversified Manufacturing Operations — 2.4%
Danaher	20,800	1,571
General Electric	34,200	1,309

Total Diversified Manufacturing Operations		2,880

Electronic Components-Semiconductors — 5.8%
Intel	124,870	2,967
NVIDIA*	63,520	2,624
Texas Instruments	39,200	1,475

Total Electronic Components-Semiconductors		7,066

Electronic Connectors — 1.3%
Amphenol, Cl A	45,000	1,604

Total Electronic Connectors		1,604

Energy-Alternate Sources — 1.1%
First Solar*	15,220	1,359

Total Energy-Alternate Sources		1,359

Engineering/R&D Services — 2.1%
ABB ADR	112,380	2,540

Total Engineering/R&D Services		2,540

Finance-Investment Banker/Broker — 2.3%
Goldman Sachs Group	12,770	2,768

Total Finance-Investment Banker/Broker		2,768

Finance-Other Services — 5.4%
Chicago Mercantile Exchange Holdings, Cl A	8,470	4,526
Nymex Holdings	16,720	2,101

Total Finance-Other Services		6,627

Hotels & Motels — 1.1%
Marriott International, Cl A	30,900	1,336

Total Hotels & Motels		1,336

Internet Infrastructure Software — 3.2%
Akamai Technologies*	35,400	1,722
F5 Networks*	27,190	2,191

Total Internet Infrastructure Software		3,913

Internet Security — 1.9%
VeriSign*	74,720	2,371

Total Internet Security		2,371

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Investment Management/Advisory Services — 1.7%
Affiliated Managers Group*	16,300	$2,099

Total Investment Management/Advisory Services		2,099

Machinery-Farm — 1.9%
Deere	19,070	2,303

Total Machinery-Farm		2,303

Machinery-General Industry — 1.8%
Manitowoc	27,300	2,194

Total Machinery-General Industry		2,194

Medical Products — 1.3%
Stryker	24,400	1,539

Total Medical Products		1,539

Medical-Biomedical/Genetic — 1.1%
Genentech*	17,500	1,324

Total Medical-Biomedical/Genetic		1,324

Medical-Drugs — 4.8%
Cephalon*	21,000	1,688
Schering-Plough	61,600	1,875
Shire ADR	30,500	2,261

Total Medical-Drugs		5,824

Medical-HMO — 1.1%
Aetna	28,500	1,408

Total Medical-HMO		1,408

Metal Processors & Fabricators — 1.8%
Precision Castparts	18,000	2,185

Total Metal Processors & Fabricators		2,185

Networking Products — 4.9%
Cisco Systems*	214,730	5,980

Total Networking Products		5,980

Non-Ferrous Metals — 1.8%
Cameco	43,860	2,225

Total Non-Ferrous Metals		2,225

Property/Casualty Insurance — 1.2%
WR Berkley	44,600	1,451

Total Property/Casualty Insurance		1,451

Real Estate Management/Services — 1.4%
Jones Lang LaSalle	14,600	1,657

Total Real Estate Management/Services		1,657

Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch, Cl A	14,900	1,087

Total Retail-Apparel/Shoe		1,087

Description	Shares	Value (000)
Retail-Discount — 1.0%
Target	19,200	$1,221

Total Retail-Discount		1,221

Semiconductor Components-Integrated Circuits — 0.5%
Maxim Integrated Products	16,640	556

Total Semiconductor Components-Integrated Circuits		556

Steel-Specialty — 1.1%
Allegheny Technologies	12,500	1,311

Total Steel-Specialty		1,311

Telecommunications Equipment — 1.4%
Nortel Networks*	70,780	1,702

Total Telecommunications Equipment		1,702

Telecommunications Equipment-Fiber Optics — 3.2%
Corning*	154,590	3,950

Total Telecommunications Equipment-Fiber Optics		3,950

Therapeutics — 1.9%
Gilead Sciences*	60,700	2,353

Total Therapeutics		2,353

Transport-Marine — 1.6%
Tidewater	26,900	1,907

Total Transport-Marine		1,907

Web Portals/ISP — 3.4%
Google, Cl A*	8,030	4,203

Total Web Portals/ISP		4,203

Total Common Stock (Cost $102,760)		121,810

MONEY MARKET FUND — 0.7%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	817,656	818

Total Money Market Fund (Cost $818)		818

Total Investments — 100.6% (Cost $103,578) †		122,628

Other Assets and Liabilities, Net — (0.6%)		(707)

Net Assets — 100.0%		$121,921

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Select Growth Fund

June 30, 2007 (Unaudited)

* Non-income producing security.
(A) — The rate reported is the 7-day effective yield as of June 30, 2007.
ADR - American Depositary Receipt Cl — Class HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $103,578 (000), and the unrealized appreciation and depreciation were $20,380 (000) and $(1,330) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.6%
Aerospace/Defense — 1.7%
Aerovironment*	8,870	$183
Teledyne Technologies*	13,055	600

Total Aerospace/Defense		783

Aerospace/Defense-Equipment — 0.8%
B/E Aerospace*	4,215	174
DRS Technologies	3,550	203

Total Aerospace/Defense-Equipment		377

Agricultural Operations — 0.4%
Tejon Ranch*	3,985	176

Total Agricultural Operations		176

Apparel Manufacturers — 0.6%
Carter's*	4,345	113
Oxford Industries	3,375	149

Total Apparel Manufacturers		262

Applications Software — 0.4%
Progress Software*	6,340	202

Total Applications Software		202

Auction House/Art Dealer — 0.2%
Ritchie Bros Auctioneers	1,590	100

Total Auction House/Art Dealer		100

Auto/Truck Parts & Equipment-Original — 1.5%
BorgWarner	4,540	391
Tenneco*	8,960	314

Total Auto/Truck Parts & Equipment-Original		705

Beverages-Non-Alcoholic — 0.9%
Coca-Cola Bottling	3,250	164
Pepsi Bottling Group	6,895	232

Total Beverages-Non-Alcoholic		396

Broadcast Services/Programming — 0.5%
Discovery Holding, Cl A*	10,515	242

Total Broadcast Services/Programming		242

Building & Construction Products-Miscellaneous — 0.5%
Drew Industries*	6,725	223

Total Building & Construction Products-Miscellaneous		223

Building Products-Light Fixtures — 0.8%
Genlyte Group*	4,840	380

Total Building Products-Light Fixtures		380

Building-Heavy Construction — 0.4%
Washington Group International*	2,560	205

Total Building-Heavy Construction		205

Description	Shares	Value (000)
Building-Mobile Home/Manufactured Housing — 0.2%
Williams Scotsman International*	4,440	$106

Total Building-Mobile Home/Manufactured Housing		106

Chemicals-Diversified — 1.1%
Celanese, Ser A	10,330	401
Olin	5,715	120

Total Chemicals-Diversified		521

Chemicals-Specialty — 1.2%
Albemarle	7,785	300
Hercules*	12,735	250

Total Chemicals-Specialty		550

Circuit Boards — 0.1%
Park Electrochemical	1,270	36

Total Circuit Boards		36

Coal — 0.8%
Alpha Natural Resources*	8,920	186
Massey Energy	7,820	208

Total Coal		394

Commercial Banks-Central US — 0.6%
Irwin Financial	19,030	285

Total Commercial Banks-Central US		285

Commercial Banks-Western US — 0.4%
SVB Financial Group*	3,160	168

Total Commercial Banks-Western US		168

Commercial Services — 1.9%
Arbitron	5,110	264
PHH*	7,890	246
Quanta Services*	12,625	387

Total Commercial Services		897

Commercial Services-Finance — 1.1%
Wright Express*	14,685	503

Total Commercial Services-Finance		503

Communications Software — 0.9%
Avid Technology*	9,070	320
DivX*	7,650	115

Total Communications Software		435

Computer Aided Design — 0.9%
Ansys*	15,170	402

Total Computer Aided Design		402

Computer Services — 1.1%
IHS, Cl A*	5,805	267
Perot Systems, Cl A*	14,410	246

Total Computer Services		513

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Computer Software — 0.3%
Blackbaud	5,455	$120

Total Computer Software		120

Computers-Integrated Systems — 1.0%
Micros Systems*	4,385	239
NCI, Cl A*	13,210	221

Total Computers-Integrated Systems		460

Computers-Peripheral Equipment — 1.0%
Electronics for Imaging*	11,000	310
Logitech International*	5,795	153

Total Computers-Peripheral Equipment		463

Consulting Services — 2.0%
CRA International*	3,930	190
LECG*	12,470	188
MAXIMUS	6,940	301
Watson Wyatt Worldwide, Cl A	4,485	226

Total Consulting Services		905

Containers-Metal/Glass — 1.2%
Greif, Cl A	5,130	306
Silgan Holdings	4,800	265

Total Containers-Metal/Glass		571

Data Processing/Management — 1.7%
Acxiom	7,520	199
Broadridge Financial Solutions	12,060	230
Dun & Bradstreet	2,405	248
Fair Isaac	2,290	92

Total Data Processing/Management		769

Dental Supplies & Equipment — 0.4%
Sirona Dental Systems*	5,260	199

Total Dental Supplies & Equipment		199

Diagnostic Equipment — 0.5%
Gen-Probe*	2,175	131
Immucor*	3,605	101

Total Diagnostic Equipment		232

Diagnostic Kits — 0.6%
Meridian Bioscience	13,185	286

Total Diagnostic Kits		286

Dialysis Centers — 0.5%
Dialysis Corp of America*	20,710	214

Total Dialysis Centers		214

Direct Marketing — 0.4%
Valuevision Media, Cl A*	16,070	182

Total Direct Marketing		182

Description	Shares	Value (000)
Disposable Medical Products — 0.5%
C.R. Bard	2,780	$230

Total Disposable Medical Products		230

Distribution/Wholesale — 0.1%
Bell Microproducts*	7,950	52

Total Distribution/Wholesale		52

Diversified Manufacturing Operations — 0.3%
Roper Industries	2,425	138

Total Diversified Manufacturing Operations		138

Diversified Operations — 0.4%
Walter Industries	6,090	176

Total Diversified Operations		176

Electric Products-Miscellaneous — 0.3%
Ametek	3,352	133

Total Electric Products-Miscellaneous		133

Electronic Components-Miscellaneous — 0.6%
Celestica*	44,320	277

Total Electronic Components-Miscellaneous		277

Electronic Components-Semiconductors — 3.9%
Diodes*	8,315	347
DSP Group*	24,210	496
Ikanos Communications*	29,890	227
ON Semiconductor*	23,035	247
Silicon Laboratories*	4,220	146
SiRF Technology Holdings*	5,100	106
Zoran*	11,610	233

Total Electronic Components-Semiconductors		1,802

Electronic Connectors — 0.8%
Amphenol, Cl A	10,790	385

Total Electronic Connectors		385

Electronic Design Automation — 0.6%
Synplicity*	42,430	297

Total Electronic Design Automation		297

Electronic Measuring Instruments — 1.5%
Flir Systems*	1,990	92
National Instruments	7,990	260
Orbotech*	9,445	211
Trimble Navigation*	3,665	118

Total Electronic Measuring Instruments		681

Electronics-Military — 0.6%
EDO	7,900	260

Total Electronics-Military		260

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Enterprise Software/Services — 0.9%
Lawson Software*	20,520	$203
Novell*	14,750	115
PROS Holdings*	8,790	115

Total Enterprise Software/Services		433

Finance-Consumer Loans — 1.5%
Encore Capital Group*	18,680	233
First Marblehead	6,162	238
Nelnet, Cl A	4,000	98
Portfolio Recovery Associates	2,220	133

Total Finance-Consumer Loans		702

Finance-Investment Banker/Broker — 0.3%
Cowen Group*	8,930	160

Total Finance-Investment Banker/Broker		160

Finance-Other Services — 0.9%
Asset Acceptance Capital*	23,985	424

Total Finance-Other Services		424

Financial Guarantee Insurance — 1.8%
AMBAC Financial Group	2,755	240
Ram Holdings*	17,085	269
Security Capital Assurance	10,495	324

Total Financial Guarantee Insurance		833

Food-Baking — 0.6%
Flowers Foods	8,365	279

Total Food-Baking		279

Health Care Cost Containment — 0.1%
Hooper Holmes*	12,450	42

Total Health Care Cost Containment		42

Hotels & Motels — 0.3%
Lodgian*	10,260	154

Total Hotels & Motels		154

Human Resources — 0.5%
Hudson Highland Group*	9,820	210

Total Human Resources		210

Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Cl A*	10,040	355

Total Industrial Audio & Video Products		355

Industrial Automation/Robot — 0.5%
Cognex	9,820	221

Total Industrial Automation/Robot		221

Instruments-Scientific — 0.8%
PerkinElmer	8,950	233
Varian*	2,100	115

Total Instruments-Scientific		348

Description	Shares	Value (000)
Internet Application Software — 0.6%
CryptoLogic	4,880	$119
DealerTrack Holdings*	4,195	155

Total Internet Application Software		274

Internet Content-Information/Networks — 0.2%
CNET Networks*	12,285	101

Total Internet Content-Information/Networks		101

Internet Security — 0.1%
Ipass*	11,750	64

Total Internet Security		64

Investment Companies — 0.7%
KKR Financial Holdings	13,740	342

Total Investment Companies		342

Investment Management/Advisory Services — 1.9%
Affiliated Managers Group*	4,345	560
AllianceBernstein Holding L.P.	3,940	343

Total Investment Management/Advisory Services		903

Lasers-Systems/Components — 1.2%
Electro Scientific Industries*	15,180	316
Rofin-Sinar Technologies*	3,650	252

Total Lasers-Systems/Components		568

Life/Health Insurance — 0.7%
StanCorp Financial Group	5,815	305

Total Life/Health Insurance		305

Medical Instruments — 2.2%
Cambridge Heart*	13,480	58
Edwards Lifesciences*	6,730	332
Natus Medical*	19,450	310
Symmetry Medical*	19,780	317

Total Medical Instruments		1,017

Medical Products — 2.0%
Orthofix International*	17,180	772
Syneron Medical*	6,040	151

Total Medical Products		923

Medical-Biomedical/Genetic — 1.3%
Barrier Therapeutics*	7,350	48
Cambrex	7,910	105
Martek Biosciences*	10,040	261
Orchid Cellmark*	8,800	41
Qiagen*	9,635	171

Total Medical-Biomedical/Genetic		626

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Medical-Drugs — 2.4%
Angiotech Pharmaceuticals*	56,605	$402
Aspreva Pharmaceuticals*	9,180	159
Axcan Pharma*	15,620	302
Valeant Pharmaceuticals International	14,080	235

Total Medical-Drugs		1,098

Medical-Generic Drugs — 0.5%
Perrigo	11,460	224

Total Medical-Generic Drugs		224

Metal Processors & Fabricators — 1.0%
Kaydon	4,140	216
Trimas*	20,730	250

Total Metal Processors & Fabricators		466

Miscellaneous Manufacturing — 0.6%
Reddy Ice Holdings	9,700	277

Total Miscellaneous Manufacturing		277

Multimedia — 1.3%
Belo, Cl A	15,665	323
Entravision Communications, Cl A*	9,605	100
Gemstar-TV Guide International*	37,680	185

Total Multimedia		608

Networking Products — 0.1%
Foundry Networks*	3,615	60

Total Networking Products		60

Non-Hazardous Waste Disposal — 0.4%
Waste Connections*	6,517	197

Total Non-Hazardous Waste Disposal		197

Office Furnishings-Original — 0.5%
Steelcase, Cl A	12,045	223

Total Office Furnishings-Original		223

Oil Companies-Exploration & Production — 1.4%
Goodrich Petroleum*	4,740	164
Harvest Natural Resources*	16,080	191
Stone Energy*	8,045	276

Total Oil Companies-Exploration & Production		631

Oil Field Machinery & Equipment — 0.8%
FMC Technologies*	4,695	372

Total Oil Field Machinery & Equipment		372

Oil-Field Services — 1.8%
Key Energy Services*	14,790	274
Oceaneering International*	2,815	148
Tetra Technologies*	8,990	253
W-H Energy Services*	2,675	166

Total Oil-Field Services		841

Description	Shares	Value (000)
Paper & Related Products — 1.9%
Abitibi-Consolidated*	148,760	$437
Bowater	9,700	242
Neenah Paper	4,455	184

Total Paper & Related Products		863

Power Conversion/Supply Equipment — 0.5%
Hubbell, Cl B	4,210	228

Total Power Conversion/Supply Equipment		228

Printing-Commercial — 0.6%
Consolidated Graphics*	4,000	277

Total Printing-Commercial		277

Property/Casualty Insurance — 2.5%
Arch Capital Group*	7,145	518
CNA Surety*	14,215	269
RLI	6,710	375

Total Property/Casualty Insurance		1,162

Publishing-Books — 0.9%
John Wiley & Sons, Cl A	8,700	420

Total Publishing-Books		420

Publishing-Periodicals — 0.6%
Playboy Enterprises, Cl B*	23,560	267

Total Publishing-Periodicals		267

Radio — 0.7%
Radio One, Cl D*	32,530	230
XM Satellite Radio Holdings, Cl A*	9,870	116

Total Radio		346

Reinsurance — 2.9%
Aspen Insurance Holdings	11,610	326
Endurance Specialty Holdings	6,500	260
IPC Holdings	3,950	128
Montpelier Re Holdings	17,170	318
Platinum Underwriters Holdings	8,950	311

Total Reinsurance		1,343

REITs-Hotels — 0.3%
Ashford Hospitality Trust	11,100	130

Total REITs-Hotels		130

REITs-Office Property — 0.4%
American Financial Realty Trust	17,310	179

Total REITs-Office Property		179

Rental Auto/Equipment — 0.9%
Avis Budget Group*	7,945	226
H&E Equipment Services*	6,810	189

Total Rental Auto/Equipment		415

4	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Resorts/Theme Parks — 1.2%
Vail Resorts*	9,215	$561

Total Resorts/Theme Parks		561

Retail-Apparel/Shoe — 0.8%
Footstar	19,030	80
Kenneth Cole Productions, Cl A	9,240	228
Syms*	3,570	71

Total Retail-Apparel/Shoe		379

Retail-Automobile — 0.5%
Group 1 Automotive	6,120	247

Total Retail-Automobile		247

Retail-Bookstore — 0.3%
Barnes & Noble	3,675	141

Total Retail-Bookstore		141

Retail-Office Supplies — 0.3%
School Specialty*	4,220	150

Total Retail-Office Supplies		150

Retail-Propane Distribution — 1.2%
Star Gas Partners L.P.*	122,550	547

Total Retail-Propane Distribution		547

Retail-Video Rental — 0.2%
Blockbuster, Cl A*	19,885	86

Total Retail-Video Rental		86

S&L/Thrifts-Eastern US — 0.4%
Brookline Bancorp	14,480	167

Total S&L/Thrifts-Eastern US		167

Schools — 1.0%
Capella Education*	3,435	158
Learning Tree International*	22,450	294

Total Schools		452

Semiconductor Components-Integrated Circuits — 0.1%
ChipMOS TECHNOLOGIES*	5,680	41

Total Semiconductor Components-Integrated Circuits		41

Semiconductor Equipment — 1.4%
Brooks Automation*	8,880	161
Cabot Microelectronics*	3,230	115
MKS Instruments*	6,570	182
Ultratech*	12,690	169

Total Semiconductor Equipment		627

Description	Shares	Value (000)
Specified Purpose Acquisition — 0.2%
Marathon Acquisition*	10,600	$104

Total Specified Purpose Acquisition		104

Steel Pipe & Tube — 0.2%
Mueller Water Products, Cl A	6,190	106

Total Steel Pipe & Tube		106

Telecommunications Equipment — 2.1%
CommScope*	8,640	504
Plantronics	12,010	315
Tollgrade Communications*	16,790	177

Total Telecommunications Equipment		996

Telecommunications Services — 1.4%
Embarq	1,940	123
Mastec*	18,860	298
RCN*	13,060	246

Total Telecommunications Services		667

Telephone-Integrated — 0.3%
IDT, Cl B	14,830	153

Total Telephone-Integrated		153

Television — 0.2%
Sinclair Broadcast Group, Cl A	7,970	113

Total Television		113

Transport-Air Freight — 0.3%
ABX Air*	15,880	128

Total Transport-Air Freight		128

Transport-Equipment & Leasing — 0.9%
GATX	2,320	114
Genesis Lease ADR	9,360	257
Greenbrier	2,260	68

Total Transport-Equipment & Leasing		439

Transport-Truck — 0.2%
Landstar System	1,480	71

Total Transport-Truck		71

Travel Services — 0.8%
Ambassadors Group	10,000	355

Total Travel Services		355

Veterinary Diagnostics — 0.2%
Animal Health International*	5,405	78

Total Veterinary Diagnostics		78

Vitamins & Nutrition Products — 0.4%
Herbalife	4,260	169

Total Vitamins & Nutrition Products		169

5	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Small Cap Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Wire & Cable Products — 0.9%
General Cable*	5,720	$433

Total Wire & Cable Products		433

Total Common Stock (Cost $38,116)		44,814

MONEY MARKET FUND — 2.7%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	1,249,992	1,250

Total Money Market Fund (Cost $1,250)		1,250

Total Investments — 99.3% (Cost $39,366) †		46,064

Other Assets and Liabilities, Net — 0.7%		313

Net Assets — 100.0%		$46,377

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007. ADR — American Depositary Receipt Cl — Class L.P. — Limited Partnership
REITs — Real Estate Investment Trusts S&L — Savings and Loan Ser — Series
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $39,366 (000), and the unrealized appreciation and depreciation were $7,693 (000) and $(995) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

6	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.0%
Aerospace/Defense — 0.9%
Aerovironment*	3,630	$75
Teledyne Technologies*	5,270	242

Total Aerospace/Defense		317

Aerospace/Defense-Equipment — 1.9%
B/E Aerospace*	14,893	615
DRS Technologies	1,480	85

Total Aerospace/Defense-Equipment		700

Agricultural Operations — 0.2%
Tejon Ranch*	1,747	77

Total Agricultural Operations		77

Apparel Manufacturers — 0.3%
Carter's*	1,885	49
Oxford Industries	1,315	58

Total Apparel Manufacturers		107

Applications Software — 0.9%
Nuance Communications*	8,016	134
Progress Software*	2,550	81
Visual Sciences*	6,910	107

Total Applications Software		322

Auction House/Art Dealer — 0.1%
Ritchie Bros Auctioneers	615	38

Total Auction House/Art Dealer		38

Audio/Video Products — 0.2%
DTS*	3,977	87

Total Audio/Video Products		87

Auto/Truck Parts & Equipment-Original — 1.2%
Amerigon*	7,938	143
BorgWarner	1,830	157
Tenneco*	3,495	123

Total Auto/Truck Parts & Equipment-Original		423

Batteries/Battery Systems — 0.6%
Energy Conversion Devices*	6,510	201

Total Batteries/Battery Systems		201

Beverages-Non-Alcoholic — 0.4%
Coca-Cola Bottling	1,350	68
Pepsi Bottling Group	2,675	90

Total Beverages-Non-Alcoholic		158

Broadcast Services/Programming — 0.3%
Discovery Holding, Cl A*	4,160	96

Total Broadcast Services/Programming		96

Building & Construction Products-Miscellaneous — 0.2%
Drew Industries*	2,595	86

Total Building & Construction Products-Miscellaneous		86

Description	Shares	Value (000)
Building Products-Light Fixtures — 0.4%
Genlyte Group*	2,065	$162

Total Building Products-Light Fixtures		162

Building-Heavy Construction — 0.2%
Washington Group International*	1,050	84

Total Building-Heavy Construction		84

Building-Mobile Home/Manufactured Housing — 0.1%
Williams Scotsman International*	1,850	44

Total Building-Mobile Home/Manufactured Housing		44

Chemicals-Diversified — 0.6%
Celanese, Ser A	4,500	174
Olin	2,470	52

Total Chemicals-Diversified		226

Chemicals-Specialty — 0.6%
Albemarle	3,050	117
Hercules*	5,222	103

Total Chemicals-Specialty		220

Circuit Boards — 0.0%
Park Electrochemical	530	15

Total Circuit Boards		15

Coal — 0.5%
Alpha Natural Resources*	3,730	78
Massey Energy	3,230	86

Total Coal		164

Commercial Banks-Central US — 0.3%
Irwin Financial	7,830	117

Total Commercial Banks-Central US		117

Commercial Banks-Eastern US — 0.7%
Signature Bank*	7,334	250

Total Commercial Banks-Eastern US		250

Commercial Banks-Western US — 0.4%
Community Bancorp*	3,139	88
SVB Financial Group*	1,294	69

Total Commercial Banks-Western US		157

Commercial Services — 1.4%
Arbitron	2,120	110
ExlService Holdings*	7,100	133
PHH*	3,080	96
Quanta Services*	5,385	165

Total Commercial Services		504

Commercial Services-Finance — 0.6%
Wright Express*	5,937	203

Total Commercial Services-Finance		203

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Communications Software — 0.5%
Avid Technology*	3,720	$132
DivX*	3,140	47

Total Communications Software		179

Computer Aided Design — 0.4%
Ansys*	6,040	160

Total Computer Aided Design		160

Computer Services — 0.9%
IHS, Cl A*	2,275	105
Perot Systems, Cl A*	6,082	104
Syntel	3,870	117

Total Computer Services		326

Computer Software — 1.4%
Blackbaud	2,125	47
Double-Take Software*	12,758	209
Omniture*	11,290	259

Total Computer Software		515

Computers-Integrated Systems — 0.7%
Micros Systems*	1,710	93
NCI, Cl A*	5,200	87
Riverbed Technology*	2,015	88

Total Computers-Integrated Systems		268

Computers-Peripheral Equipment — 0.5%
Electronics for Imaging*	4,410	124
Logitech International*	2,260	60

Total Computers-Peripheral Equipment		184

Consulting Services — 2.6%
Advisory Board*	4,318	240
CRA International*	1,585	76
FTI Consulting*	4,092	156
Huron Consulting Group*	2,304	168
LECG*	5,110	77
MAXIMUS	2,900	126
Watson Wyatt Worldwide, Cl A	1,750	88

Total Consulting Services		931

Containers-Metal/Glass — 0.6%
Greif, Cl A	1,994	119
Silgan Holdings	1,875	103

Total Containers-Metal/Glass		222

Data Processing/Management — 1.4%
Acxiom	3,080	81
Broadridge Financial Solutions	4,690	90
Commvault Systems*	11,625	201
Dun & Bradstreet	1,005	103
Fair Isaac	960	39

Total Data Processing/Management		514

Description	Shares	Value (000)
Dental Supplies & Equipment — 0.2%
Sirona Dental Systems*	2,070	$78

Total Dental Supplies & Equipment		78

Diagnostic Equipment — 0.3%
Gen-Probe*	855	52
Immucor*	1,415	39

Total Diagnostic Equipment		91

Diagnostic Kits — 0.7%
Meridian Bioscience	5,032	109
Quidel*	7,622	134

Total Diagnostic Kits		243

Dialysis Centers — 0.2%
Dialysis Corp of America*	8,570	89

Total Dialysis Centers		89

Direct Marketing — 0.2%
Valuevision Media, Cl A*	6,650	75

Total Direct Marketing		75

Disposable Medical Products — 0.3%
C.R. Bard	1,225	101

Total Disposable Medical Products		101

Distribution/Wholesale — 0.1%
Bell Microproducts*	3,270	21

Total Distribution/Wholesale		21

Diversified Manufacturing Operations — 0.1%
Roper Industries	730	42

Total Diversified Manufacturing Operations		42

Diversified Operations — 0.2%
Walter Industries	2,500	72

Total Diversified Operations		72

E-Commerce/Products — 0.4%
Blue Nile*	2,160	130

Total E-Commerce/Products		130

E-Services/Consulting — 1.2%
GSI Commerce*	4,320	98
Perficient*	16,020	332

Total E-Services/Consulting		430

Educational Software — 0.7%
Blackboard*	6,220	262

Total Educational Software		262

Electric Products-Miscellaneous — 0.2%
Ametek	1,532	61

Total Electric Products-Miscellaneous		61

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Electronic Components-Miscellaneous — 0.3%
Celestica*	18,420	$115

Total Electronic Components-Miscellaneous		115

Electronic Components-Semiconductors — 2.9%
Diodes*	3,350	140
DSP Group*	10,120	207
Ikanos Communications*	12,350	94
Netlogic Microsystems*	7,052	225
ON Semiconductor*	9,360	100
Silicon Laboratories*	1,730	60
SiRF Technology Holdings*	2,100	44
Volterra Semiconductor*	6,215	88
Zoran*	5,060	101

Total Electronic Components-Semiconductors		1,059

Electronic Connectors — 0.5%
Amphenol, Cl A	4,680	167

Total Electronic Connectors		167

Electronic Design Automation — 1.4%
Comtech Group*	14,886	246
Magma Design Automation*	9,750	137
Synplicity*	17,740	124

Total Electronic Design Automation		507

Electronic Measuring Instruments — 1.6%
Flir Systems*	860	40
Itron*	3,903	304
National Instruments	3,025	99
Orbotech*	3,775	84
Trimble Navigation*	1,600	51

Total Electronic Measuring Instruments		578

Electronics-Military — 0.3%
EDO	3,240	106

Total Electronics-Military		106

Energy-Alternate Sources — 0.3%
Evergreen Solar*	11,800	110

Total Energy-Alternate Sources		110

Enterprise Software/Services — 1.7%
Concur Technologies*	6,613	151
Lawson Software*	8,390	83
Novell*	5,850	46
PROS Holdings*	3,670	48
Taleo, Cl A*	3,786	85
Ultimate Software Group*	7,188	208

Total Enterprise Software/Services		621

Entertainment Software — 0.6%
THQ*	7,619	233

Total Entertainment Software		233

Description	Shares	Value (000)
Finance-Consumer Loans — 0.8%
Encore Capital Group*	7,800	$97
First Marblehead	2,577	100
Nelnet, Cl A	1,640	40
Portfolio Recovery Associates	929	56

Total Finance-Consumer Loans		293

Finance-Investment Banker/Broker — 0.2%
Cowen Group*	3,650	65

Total Finance-Investment Banker/Broker		65

Finance-Other Services — 1.0%
Asset Acceptance Capital*	10,337	183
GFI Group*	2,273	165

Total Finance-Other Services		348

Financial Guarantee Insurance — 0.9%
AMBAC Financial Group	1,255	109
Ram Holdings*	6,770	107
Security Capital Assurance	3,850	119

Total Financial Guarantee Insurance		335

Food-Baking — 0.3%
Flowers Foods	3,190	106

Total Food-Baking		106

Food-Miscellaneous/Diversified — 0.4%
SunOpta*	11,816	132

Total Food-Miscellaneous/Diversified		132

Gambling (Non-Hotel) — 1.3%
Pinnacle Entertainment*	17,265	486

Total Gambling (Non-Hotel)		486

Health Care Cost Containment — 0.0%
Hooper Holmes*	5,140	17

Total Health Care Cost Containment		17

Hotels & Motels — 0.2%
Lodgian*	4,360	66

Total Hotels & Motels		66

Human Resources — 0.6%
Hudson Highland Group*	4,020	86
Kenexa*	3,917	148

Total Human Resources		234

Import/Export — 0.1%
Castle Brands*	9,300	52

Total Import/Export		52

Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Cl A*	3,920	139
SRS Labs*	12,328	120

Total Industrial Audio & Video Products		259

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Industrial Automation/Robot — 0.2%
Cognex	3,740	$84

Total Industrial Automation/Robot		84

Instruments-Scientific — 0.4%
PerkinElmer	3,835	100
Varian*	840	46

Total Instruments-Scientific		146

Internet Application Software — 1.9%
CryptoLogic	2,020	49
DealerTrack Holdings*	14,470	533
Vocus*	3,580	90

Total Internet Application Software		672

Internet Content-Information/Networks — 0.1%
CNET Networks*	5,350	44

Total Internet Content-Information/Networks		44

Internet Financial Services — 1.2%
Authorize.Net Holdings*	11,960	214
Online Resources*	18,445	202

Total Internet Financial Services		416

Internet Infrastructure Software — 0.5%
Opsware*	19,332	184

Total Internet Infrastructure Software		184

Internet Security — 0.1%
Ipass*	4,860	26

Total Internet Security		26

Investment Companies — 0.4%
KKR Financial Holdings	5,495	137

Total Investment Companies		137

Investment Management/Advisory Services — 2.6%
Affiliated Managers Group*	6,164	794
AllianceBernstein Holding L.P.	1,725	150

Total Investment Management/Advisory Services		944

Lasers-Systems/Components — 0.7%
Electro Scientific Industries*	6,340	132
Rofin-Sinar Technologies*	1,585	109

Total Lasers-Systems/Components		241

Life/Health Insurance — 0.3%
StanCorp Financial Group	2,215	116

Total Life/Health Insurance		116

Medical Imaging Systems — 0.5%
IRIS International*	5,336	90
Vital Images*	3,146	85

Total Medical Imaging Systems		175

Description	Shares	Value (000)
Medical Instruments — 3.0%
Abaxis*	6,350	$133
Cambridge Heart*	5,630	24
Conceptus*	19,056	369
Edwards Lifesciences*	2,705	134
Micrus Endovascular*	6,295	155
Natus Medical*	7,990	127
Symmetry Medical*	8,140	130

Total Medical Instruments		1,072

Medical Products — 1.0%
Orthofix International*	6,825	307
Syneron Medical*	2,500	62

Total Medical Products		369

Medical-Biomedical/Genetic — 1.9%
Barrier Therapeutics*	3,070	20
Cambrex	3,240	43
Keryx Biopharmaceuticals*	14,817	145
Lifecell*	9,065	277
Martek Biosciences*	4,190	109
Orchid Cellmark*	3,620	17
Qiagen*	3,855	68

Total Medical-Biomedical/Genetic		679

Medical-Drugs — 2.3%
Angiotech Pharmaceuticals*	23,574	168
Aspreva Pharmaceuticals*	3,870	67
Axcan Pharma*	6,390	123
Indevus Pharmaceuticals*	18,810	127
Medicis Pharmaceutical, Cl A	3,780	115
Santarus*	29,116	151
Valeant Pharmaceuticals International	5,760	96

Total Medical-Drugs		847

Medical-Generic Drugs — 0.3%
Perrigo	4,739	93

Total Medical-Generic Drugs		93

Medical-Nursing Homes — 0.4%
Skilled Healthcare Group, Cl A*	8,250	128

Total Medical-Nursing Homes		128

Medical-Outpatient/Home Medical — 0.7%
Radiation Therapy Services*	9,147	241

Total Medical-Outpatient/Home Medical		241

Metal Processors & Fabricators — 1.3%
Kaydon	1,610	84
Ladish*	6,531	281
Trimas*	8,530	103

Total Metal Processors & Fabricators		468

Miscellaneous Manufacturing — 0.3%
Reddy Ice Holdings	3,860	110

Total Miscellaneous Manufacturing		110

4	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Multimedia — 0.7%
Belo, Cl A	6,110	$126
Entravision Communications, Cl A*	4,007	42
Gemstar-TV Guide International*	15,740	77

Total Multimedia		245

Networking Products — 1.2%
Atheros Communications*	4,730	146
Foundry Networks*	1,476	24
Starent Networks*	1,605	24
Switch and Data Facilities*	12,148	233

Total Networking Products		427

Non-Hazardous Waste Disposal — 0.2%
Waste Connections*	2,615	79

Total Non-Hazardous Waste Disposal		79

Office Furnishings-Original — 0.2%
Steelcase, Cl A	4,850	90

Total Office Furnishings-Original		90

Oil Companies-Exploration & Production — 2.3%
Arena Resources*	3,200	186
ATP Oil & Gas*	4,756	231
Goodrich Petroleum*	1,995	69
Harvest Natural Resources*	6,680	80
Parallel Petroleum*	7,520	165
Stone Energy*	3,312	113

Total Oil Companies-Exploration & Production		844

Oil Field Machinery & Equipment — 2.0%
Dresser-Rand Group*	10,653	421
FMC Technologies*	2,145	170
T-3 Energy Services*	4,075	136

Total Oil Field Machinery & Equipment		727

Oil-Field Services — 1.5%
Key Energy Services*	6,250	116
Oceaneering International*	1,120	59
Tetra Technologies*	3,525	99
W-H Energy Services*	4,075	252

Total Oil-Field Services		526

Paper & Related Products — 1.0%
Abitibi-Consolidated*	62,150	183
Bowater	4,010	100
Neenah Paper	1,919	79

Total Paper & Related Products		362

Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions*	9,841	357

Total Physical Therapy/Rehabilitation Centers		357

Description	Shares	Value (000)
Power Conversion/Supply Equipment — 0.2%
Hubbell, Cl B	1,635	$89

Total Power Conversion/Supply Equipment		89

Printing-Commercial — 0.3%
Consolidated Graphics*	1,570	109

Total Printing-Commercial		109

Property/Casualty Insurance — 1.2%
Arch Capital Group*	2,775	201
CNA Surety*	5,455	103
RLI	2,390	134

Total Property/Casualty Insurance		438

Publishing-Books — 0.5%
John Wiley & Sons, Cl A	3,405	164

Total Publishing-Books		164

Publishing-Periodicals — 0.3%
Playboy Enterprises, Cl B*	9,860	112

Total Publishing-Periodicals		112

Radio — 0.4%
Radio One, Cl D*	13,312	94
XM Satellite Radio Holdings, Cl A*	4,060	48

Total Radio		142

Reinsurance — 1.5%
Aspen Insurance Holdings	4,846	136
Endurance Specialty Holdings	2,712	109
IPC Holdings	1,580	51
Montpelier Re Holdings	7,170	133
Platinum Underwriters Holdings	3,740	130

Total Reinsurance		559

REITs-Hotels — 0.2%
Ashford Hospitality Trust	4,773	56

Total REITs-Hotels		56

REITs-Office Property — 0.2%
American Financial Realty Trust	7,125	74

Total REITs-Office Property		74

Rental Auto/Equipment — 0.5%
Avis Budget Group*	3,385	96
H&E Equipment Services*	2,790	78

Total Rental Auto/Equipment		174

Resorts/Theme Parks — 0.6%
Vail Resorts*	3,520	214

Total Resorts/Theme Parks		214

5	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Apparel/Shoe — 0.4%
Footstar	7,820	$33
Kenneth Cole Productions, Cl A	3,800	94
Syms*	1,490	29

Total Retail-Apparel/Shoe		156

Retail-Automobile — 0.3%
Group 1 Automotive	2,540	102

Total Retail-Automobile		102

Retail-Bookstore — 0.2%
Barnes & Noble	1,535	59

Total Retail-Bookstore		59

Retail-Discount — 0.6%
Citi Trends*	5,396	205

Total Retail-Discount		205

Retail-Office Supplies — 0.2%
School Specialty*	1,610	57

Total Retail-Office Supplies		57

Retail-Propane Distribution — 0.6%
Star Gas Partners L.P.*	51,060	228

Total Retail-Propane Distribution		228

Retail-Restaurants — 0.2%
BJ's Restaurants*	4,131	82

Total Retail-Restaurants		82

Retail-Sporting Goods — 0.7%
Hibbet Sports*	4,340	119
Zumiez*	3,429	129

Total Retail-Sporting Goods		248

Retail-Video Rental — 0.1%
Blockbuster, Cl A*	8,301	36

Total Retail-Video Rental		36

S&L/Thrifts-Eastern US — 0.2%
Brookline Bancorp	5,930	68

Total S&L/Thrifts-Eastern US		68

Schools — 2.0%
Capella Education*	7,169	330
Learning Tree International*	9,220	121
Strayer Education	2,212	291

Total Schools		742

Semiconductor Components-Integrated Circuits — 0.0%
ChipMOS TECHNOLOGIES*	2,370	17

Total Semiconductor Components-Integrated Circuits		17

Description	Shares	Value (000)
Semiconductor Equipment — 1.5%
Brooks Automation*	3,710	$67
Cabot Microelectronics*	1,350	48
MKS Instruments*	2,630	73
Tessera Technologies*	6,883	279
Ultratech*	5,300	71

Total Semiconductor Equipment		538

Specified Purpose Acquisition — 0.1%
Marathon Acquisition*	4,450	44

Total Specified Purpose Acquisition		44

Steel Pipe & Tube — 0.1%
Mueller Water Products, Cl A	2,590	44

Total Steel Pipe & Tube		44

Telecommunications Equipment — 1.8%
CommScope*	5,878	343
OpNext*	7,936	105
Plantronics	5,160	135
Tollgrade Communications*	7,020	74

Total Telecommunications Equipment		657

Telecommunications Services — 2.8%
Cbeyond*	3,987	154
Embarq	770	49
Mastec*	7,880	125
Orbcomm*	16,960	278
RCN*	5,340	100
Time Warner Telecom, Cl A*	15,495	311

Total Telecommunications Services		1,017

Telephone-Integrated — 0.2%
IDT, Cl B	6,160	64

Total Telephone-Integrated		64

Television — 0.1%
Sinclair Broadcast Group, Cl A	3,266	46

Total Television		46

Therapeutics — 0.6%
Theravance*	6,932	222

Total Therapeutics		222

Transactional Software — 1.3%
Innerworkings*	17,386	278
VeriFone Holdings*	5,468	193

Total Transactional Software		471

Transport-Air Freight — 0.1%
ABX Air*	6,590	53

Total Transport-Air Freight		53

6	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Strategic Small Company Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Transport-Equipment & Leasing — 0.5%
GATX	1,004	$50
Genesis Lease ADR	3,870	106
Greenbrier	940	28

Total Transport-Equipment & Leasing		184

Transport-Truck — 0.1%
Landstar System	575	28

Total Transport-Truck		28

Travel Services — 0.4%
Ambassadors Group	3,820	136

Total Travel Services		136

Veterinary Diagnostics — 0.1%
Animal Health International*	2,150	31

Total Veterinary Diagnostics		31

Vitamins & Nutrition Products — 0.2%
Herbalife	1,740	69

Total Vitamins & Nutrition Products		69

Web Hosting/Design — 0.6%
Equinix*	2,501	229

Total Web Hosting/Design		229

Wire & Cable Products — 0.3%
General Cable*	1,250	95

Total Wire & Cable Products		95

Wireless Equipment — 0.5%
Novatel Wireless*	7,308	190

Total Wireless Equipment		190

Wound, Burn & Skin Care — 0.2%
Obagi Medical Products*	4,618	82

Total Wound, Burn & Skin Care		82

Total Common Stock (Cost $29,168)		34,821

Investment Company — 1.0%
Index Fund-Small Cap — 1.0%
iShares Russell 2000 Growth Index Fund	4,495	386

Total Investment Company (Cost $381)		386

Description	Shares	Value (000)
MONEY MARKET FUND — 1.1%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	388,819	$389

Total Money Market Fund (Cost $389)		389

Total Investments — 98.1% (Cost $29,938) †		35,596

Other Assets and Liabilities, Net — 1.9%		676

Net Assets — 100.0%		$36,272

* Non-income producing security.
(A) — The rate reported is the 7-day effective yield as of June 30, 2007.
ADR — American Depositary Receipt
Cl — Class L.P. — Limited Partnership
REITs — Real Estate Investment Trusts Ser — Series S&L — Savings and Loan
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $29,938 (000), and the unrealized appreciation and depreciation were $6,375 (000) and $(717) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

7	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual - TS&W Mid-Cap Value Fund

June 30, 2007 (Unaudited)

Description	Shares	Value
Common Stock — 92.2%
Aerospace/Defense-Equipment — 1.6%
Alliant Techsystems*	400	$39,660

Total Aerospace/Defense-Equipment		39,660

Agricultural Chemicals — 1.0%
Agrium	600	26,250

Total Agricultural Chemicals		26,250

Airlines — 1.0%
AMR*	1,000	26,350

Total Airlines		26,350

Brewery — 1.5%
Molson Coors Brewing, Cl B	400	36,984

Total Brewery		36,984

Building Products-Light Fixtures — 0.9%
Genlyte Group*	300	23,562

Total Building Products-Light Fixtures		23,562

Chemicals-Specialty — 1.5%
Lubrizol	600	38,730

Total Chemicals-Specialty		38,730

Coal — 0.9%
Consol Energy	500	23,055

Total Coal		23,055

Commercial Banks-Southern US — 1.5%
Colonial BancGroup	1,500	37,455

Total Commercial Banks-Southern US		37,455

Containers-Metal/Glass — 1.8%
Owens-Illinois*	1,300	45,500

Total Containers-Metal/Glass		45,500

Containers-Paper/Plastic — 1.3%
Sealed Air	1,100	34,122

Total Containers-Paper/Plastic		34,122

Electric-Integrated — 6.5%
Alliant Energy	800	31,080
Centerpoint Energy	2,200	38,280
DTE Energy	900	43,398
PPL	1,100	51,469

Total Electric-Integrated		164,227

Electronic Components-Semiconductors — 0.7%
MEMC Electronic Materials*	300	18,336

Total Electronic Components-Semiconductors		18,336

Electronic Measuring Instruments — 1.5%
Agilent Technologies*	1,000	38,440

Total Electronic Measuring Instruments		38,440

Description	Shares	Value
Electronic Parts Distribution — 1.1%
Arrow Electronics*	700	$26,901

Total Electronic Parts Distribution		26,901

Energy-Alternate Sources — 1.2%
Covanta Holding*	1,200	29,580

Total Energy-Alternate Sources		29,580

Enterprise Software/Services — 2.8%
BMC Software*	1,200	36,360
Sybase*	1,500	35,835

Total Enterprise Software/Services		72,195

Fiduciary Banks — 1.8%
Northern Trust	700	44,968

Total Fiduciary Banks		44,968

Filtration/Separation Products — 1.4%
Pall	800	36,792

Total Filtration/Separation Products		36,792

Food-Dairy Products — 1.4%
Dean Foods	1,100	35,057

Total Food-Dairy Products		35,057

Food-Miscellaneous/Diversified — 1.9%
Sara Lee	2,800	48,720

Total Food-Miscellaneous/Diversified		48,720

Hospital Beds/Equipment — 1.2%
Kinetic Concepts*	600	31,182

Total Hospital Beds/Equipment		31,182

Human Resources — 3.0%
Hewitt Associates, Cl A*	1,200	38,400
Manpower	400	36,896

Total Human Resources		75,296

Instruments-Scientific — 1.7%
PerkinElmer	1,700	44,302

Total Instruments-Scientific		44,302

Life/Health Insurance — 1.4%
Cigna	700	36,554

Total Life/Health Insurance		36,554

Machine Tools & Related Products — 2.3%
Kennametal	700	57,421

Total Machine Tools & Related Products		57,421

Machinery-Construction & Mining — 1.0%
Terex*	300	24,390

Total Machinery-Construction & Mining		24,390

Medical Labs & Testing Services — 1.2%
Laboratory Corp of America Holdings*	400	31,304

Total Medical Labs & Testing Services		31,304

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual - TS&W Mid-Cap Value Fund

June 30, 2007 (Unaudited)

Description	Shares	Value
Medical-Hospitals — 1.5%
Universal Health Services, Cl B	600	$36,900

Total Medical-Hospitals		36,900

Medical-Wholesale Drug Distributors — 1.4%
AmerisourceBergen	700	34,629

Total Medical-Wholesale Drug Distributors		34,629

Metal Processors & Fabricators — 1.3%
Commercial Metals	1,000	33,770

Total Metal Processors & Fabricators		33,770

Multi-Line Insurance — 1.7%
Cincinnati Financial	1,000	43,400

Total Multi-Line Insurance		43,400

Non-Hazardous Waste Disposal — 1.4%
Allied Waste Industries*	2,700	36,342

Total Non-Hazardous Waste Disposal		36,342

Office Supplies & Forms — 1.6%
Avery Dennison	600	39,888

Total Office Supplies & Forms		39,888

Oil Companies-Exploration & Production — 1.3%
Newfield Exploration*	700	31,885

Total Oil Companies-Exploration & Production		31,885

Oil Companies-Integrated — 1.2%
Hess	500	29,480

Total Oil Companies-Integrated		29,480

Oil Refining & Marketing — 1.3%
Tesoro	600	34,290

Total Oil Refining & Marketing		34,290

Oil-Field Services — 1.1%
Helix Energy Solutions*	700	27,937

Total Oil-Field Services		27,937

Paper & Related Products — 1.0%
Domtar*	2,300	25,668

Total Paper & Related Products		25,668

Physical Practice Management — 1.3%
Pediatrix Medical Group*	600	33,090

Total Physical Practice Management		33,090

Pipelines — 1.7%
Questar	800	42,280

Total Pipelines		42,280

Printing-Commercial — 1.7%
RR Donnelley & Sons	1,000	43,510

Total Printing-Commercial		43,510

Description	Shares	Value
Property/Casualty Insurance — 5.4%
Arch Capital Group*	800	$58,032
Safeco	700	43,582
WR Berkley	1,100	35,794

Total Property/Casualty Insurance		137,408

Real Estate Management/Services — 0.9%
CB Richard Ellis Group, Cl A*	600	21,900

Total Real Estate Management/Services		21,900

Reinsurance — 3.6%
PartnerRe	700	54,250
RenaissanceRe Holdings	600	37,194

Total Reinsurance		91,444

REITS-Diversified — 1.5%
Plum Creek Timber	900	37,494

Total REITS-Diversified		37,494

REITS-Office Property — 0.8%
Boston Properties	200	20,426

Total REITS-Office Property		20,426

Retail-Apparel/Shoe — 1.4%
Men's Wearhouse	700	35,749

Total Retail-Apparel/Shoe		35,749

Retail-Drug Store — 1.4%
Rite Aid*	5,700	36,366

Total Retail-Drug Store		36,366

Retail-Regional Department Store — 1.4%
Dillard's, Cl A	1,000	35,930

Total Retail-Regional Department Store		35,930

S&L/Thrifts-Western US — 1.8%
Washington Federal	1,850	44,974

Total S&L/Thrifts-Western US		44,974

Steel-Producers — 0.9%
Nucor	400	23,460

Total Steel-Producers		23,460

Telecommunications Services — 2.7%
Amdocs*	800	31,856
Embarq	600	38,022

Total Telecommunications Services		69,878

Textile-Home Furnishings — 1.6%
Mohawk Industries*	400	40,316

Total Textile-Home Furnishings		40,316

Transport-Marine — 1.6%
Overseas Shipholding Group	500	40,700

Total Transport-Marine		40,700

Transport-Rail — 2.6%
Canadian Pacific Railway	500	34,410

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual - TS&W Mid-Cap Value Fund

June 30, 2007 (Unaudited)

Description	Shares	Value
Transport-Rail — continued
CSX	700	$31,556

Total Transport-Rail		65,966

Total Common Stock (Cost $2,396,125)		2,342,413

Money Market Fund — 7.4%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (A)	188,752	188,752

Total Money Market Fund (Cost $188,752)		188,752

Total Investments — 99.6% (Cost $2,584,877)		2,531,165

Other Assets and Liabilities, Net — 0.4%		11,185

Total Net Assets — 100.0%		$2,542,350

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of June 30, 2007.
Cl — Class
REITs — Real Estate Investment Trust
S&L — Savings & Loan
† At June 30, 2007, the tax basis cost of the Fund's investments was $2,584,877 and the unrealized appreciation and depreciation were $19,959 and $(73,671), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Common Stock — 97.1%
Advanced Materials/Products — 0.9%
Ceradyne*	8,600	$636

Total Advanced Materials/Products		636

Aerospace/Defense-Equipment — 1.2%
Curtiss-Wright	17,200	802

Total Aerospace/Defense-Equipment		802

Auction House/Art Dealer — 1.3%
Sotheby's	19,200	884

Total Auction House/Art Dealer		884

Building Products-Cement/Aggregate — 1.4%
Texas Industries	12,400	972

Total Building Products-Cement/Aggregate		972

Building-Heavy Construction — 2.9%
Chicago Bridge & Iron	35,300	1,332
Granite Construction	10,500	674

Total Building-Heavy Construction		2,006

Chemicals-Specialty — 1.9%
Terra Industries*	51,750	1,315

Total Chemicals-Specialty		1,315

Commercial Banks-Central US — 1.5%
Sterling Bancshares	42,750	484
Wintrust Financial	11,550	506

Total Commercial Banks-Central US		990

Commercial Banks-Western US — 3.0%
CVB Financial	36,851	410
Hanmi Financial	28,000	478
Sterling Financial	17,300	500
UCBH Holdings	34,700	634

Total Commercial Banks-Western US		2,022

Computer Aided Design — 1.0%
Ansys*	25,000	662

Total Computer Aided Design		662

Computer Services — 1.2%
Perot Systems, Cl A*	49,950	851

Total Computer Services		851

Computers-Integrated Systems — 2.7%
Micros Systems*	18,000	979
MTS Systems	19,200	858

Total Computers-Integrated Systems		1,837

Computers-Peripheral Equipment — 1.4%
Electronics for Imaging*	33,600	948

Total Computers-Peripheral Equipment		948

Description	Shares	Value (000)
Decision Support Software — 0.9%
SPSS*	14,300	$631

Total Decision Support Software		631

Diversified Manufacturing Operations — 1.0%
AO Smith	16,850	672

Total Diversified Manufacturing Operations		672

Electric Products-Miscellaneous — 1.0%
Lamson & Sessions*	25,500	678

Total Electric Products-Miscellaneous		678

Electric-Integrated — 2.7%
El Paso Electric*	51,800	1,272
Westar Energy	24,500	595

Total Electric-Integrated		1,867

Electronic Security Devices — 1.0%
American Science & Engineering*	12,500	711

Total Electronic Security Devices		711

Energy-Alternate Sources — 0.3%
Headwaters*	13,600	235

Total Energy-Alternate Sources		235

Enterprise Software/Services — 0.9%
Sybase*	26,700	638

Total Enterprise Software/Services		638

Entertainment Software — 1.0%
THQ*	22,600	690

Total Entertainment Software		690

Finance-Consumer Loans — 1.9%
Asta Funding	19,000	730
World Acceptance*	14,000	598

Total Finance-Consumer Loans		1,328

Food-Retail — 1.4%
Great Atlantic & Pacific Tea*	29,100	976

Total Food-Retail		976

Gambling (Non-Hotel) — 1.3%
Isle of Capri Casinos*	36,750	880

Total Gambling (Non-Hotel)		880

Gold Mining — 1.0%
Royal Gold	29,100	692

Total Gold Mining		692

Industrial Gases — 1.9%
Airgas	26,600	1,274

Total Industrial Gases		1,274

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Insurance Brokers — 1.2%
Hilb Rogal & Hobbs	18,900	$810

Total Insurance Brokers		810

Machinery-Construction & Mining — 1.4%
Bucyrus International, Cl A	13,900	984

Total Machinery-Construction & Mining		984

Machinery-Farm — 1.6%
AGCO*	24,500	1,064

Total Machinery-Farm		1,064

Medical-Generic Drugs — 1.5%
Alpharma, Cl A	38,200	994

Total Medical-Generic Drugs		994

Medical-Outpatient/Home Medical — 1.3%
Amedisys*	24,266	882

Total Medical-Outpatient/Home Medical		882

Metal Processors & Fabricators — 1.3%
Haynes International*	10,700	903

Total Metal Processors & Fabricators		903

Motion Pictures & Services — 1.1%
Lions Gate Entertainment*	65,600	724

Total Motion Pictures & Services		724

Oil Companies-Exploration & Production — 4.1%
Berry Petroleum, Cl A	21,700	818
GMX Resources*	14,300	495
Penn Virginia	17,400	699
Unit*	12,500	786

Total Oil Companies-Exploration & Production		2,798

Oil Field Machinery & Equipment — 1.2%
Gulf Island Fabrication	24,200	840

Total Oil Field Machinery & Equipment		840

Property/Casualty Insurance — 4.1%
FPIC Insurance Group*	15,300	624
Philadelphia Consolidated Holding*	30,800	1,287
Selective Insurance Group	34,300	922

Total Property/Casualty Insurance		2,833

Reinsurance — 2.7%
IPC Holdings	27,300	881
Max Capital Group	34,400	974

Total Reinsurance		1,855

REITs-Diversified — 0.9%
PS Business Parks	10,100	640

Total REITs-Diversified		640

Description	Shares	Value (000)
REITs-Health Care — 1.0%
Omega Healthcare Investors	41,500	$657

Total REITs-Health Care		657

REITs-Hotels — 1.4%
LaSalle Hotel Properties	21,700	942

Total REITs-Hotels		942

REITs-Office Property — 2.0%
Corporate Office Properties Trust	15,300	627
Parkway Properties	15,300	735

Total REITs-Office Property		1,362

Rental Auto/Equipment — 2.8%
Aaron Rents	38,925	1,137
Dollar Thrifty Automotive Group*	18,200	743

Total Rental Auto/Equipment		1,880

Research & Development — 1.4%
Kendle International*	26,600	978

Total Research & Development		978

Respiratory Products — 1.2%
Respironics*	19,000	809

Total Respiratory Products		809

Retail-Apparel/Shoe — 3.4%
Charming Shoppes*	76,600	829
Childrens Place Retail Stores*	9,700	501
JOS A Bank Clothiers*	24,225	1,005

Total Retail-Apparel/Shoe		2,335

Retail-Convenience Store — 1.3%
Casey's General Stores	31,950	871

Total Retail-Convenience Store		871

Retail-Discount — 1.0%
Fred's	51,200	685

Total Retail-Discount		685

Retail-Drug Store — 1.1%
Longs Drug Stores	13,700	719

Total Retail-Drug Store		719

Retail-Pawn Shops — 1.6%
Cash America International	15,400	611
Ezcorp, Cl A*	37,800	500

Total Retail-Pawn Shops		1,111

Retail-Petroleum Products — 1.3%
World Fuel Services	21,700	913

Total Retail-Petroleum Products		913

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual TS&W Small Cap Value Fund

June 30, 2007 (Unaudited)

Description	Shares	Value (000)
Retail-Restaurants — 2.8%
CEC Entertainment*	24,700	$869
Jack in the Box*	14,600	1,036

Total Retail-Restaurants		1,905

S&L/Thrifts-Eastern US — 0.4%
WSFS Financial	4,300	281

Total S&L/Thrifts-Eastern US		281

S&L/Thrifts-Southern US — 0.9%
BankUnited Financial, Cl A	29,400	590

Total S&L/Thrifts-Southern US		590

Steel-Producers — 1.4%
Schnitzer Steel Industries, Cl A	20,600	988

Total Steel-Producers		988

Telecommunications Equipment — 3.5%
CommScope*	21,000	1,226
Comtech Telecommunications*	25,750	1,195

Total Telecommunications Equipment		2,421

Toys — 1.0%
Marvel Entertainment*	27,600	703

Total Toys		703

Transactional Software — 1.4%
Transaction Systems Architects*	28,900	973

Total Transactional Software		973

Transport-Equipment & Leasing — 2.0%
GATX	28,000	1,379

Total Transport-Equipment & Leasing		1,379

Transport-Marine — 1.2%
Kirby*	21,700	833

Total Transport-Marine		833

Transport-Services — 1.6%
Bristow Group*	21,700	1,075

Total Transport-Services		1,075

Transport-Truck — 1.0%
Celadon Group*	41,325	657

Total Transport-Truck		657

Veterinary Diagnostics — 1.3%
VCA Antech*	23,900	901

Total Veterinary Diagnostics		901

Total Common Stock (Cost $44,885)		66,492

Description	Shares	Value (000)
Investment Company — 1.1%
Index Fund-Small Cap — 1.1%
iShares Russell 2000 Value Index Fund	8,900	$733

Total Investment Company (Cost $604)		733

Total Investments — 98.2% (Cost $45,489) †		67,225

Other Assets and Liabilities, Net — 1.8%		1,225

Total Net Assets — 100.0%		$68,450

* Non-income producing security. Cl — Class
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $45,516 (000), and the unrealized appreciation and depreciation were $22,759 (000) and $(1,050) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Commercial Paper (B) —60.1%
American Honda 5.280%, 08/13/07	$1,000	$994
Apreco 5.302%, 07/10/07	700	699
Astrazeneca 5.287%, 07/16/07	700	698
Bank of America 5.289%, 07/18/07	350	349
Bank of Ireland 5.310%, 10/12/07	300	296
Cafco 5.304%, 08/08/07	600	597
Cargill Global 5.296%, 07/25/07	1,000	997
Ciesco 5.311%, 08/07/07	600	597
Clipper Receivable 5.288%, 07/12/07	600	599
DnB NOR Asa 5.319%, 07/10/07	500	499
Eureka 5.303%, 08/01/07	600	597
Falcon Asset Securitization 5.282%, 07/10/07	700	699
Florida Power 5.361%, 07/12/07	1,000	998
Fortis Banque Lux 5.305%, 11/09/07	425	417
Galaxy Funding 5.315%, 09/10/07	600	594
General Electric Capital 5.289%, 08/28/07	1,000	992
Greyhawk Funding 5.350%, 09/24/07	600	593
Jupiter Securities 5.311%, 08/20/07	411	408
Merrill Lynch 5.273%, 07/20/07	700	698
New York Life 5.286%, 07/09/07	1,000	999
Old Line Funding 5.285%, 07/09/07	616	615
Procter & Gamble 5.305%, 09/12/07	1,000	989
Prudential Funding 5.270%, 07/19/07	1,000	997
Ranger Funding 5.292%, 07/23/07	600	598
Sheffield Receivables 5.369%, 07/10/07	600	599
Societe Generale 5.310%, 11/09/07	500	491
Southern Company 5.306%, 07/24/07	1,000	997
Sysco 5.282%, 07/30/07	1,000	996
Variable Funding 5.290%, 07/20/07	600	598
Yorktown Captial 5.305%, 07/03/07	600	599

Total Commercial Paper (Cost $20,799)		20,799

Description	Face Amount (000)	Value (000)
Certificates of Deposit — 17.4%
Bank of Ireland 5.305%, 11/09/07	$500	$500
BNP Paribas 5.310%, 10/10/07	600	600
Calyon New York (A) 5.370%, 02/19/08	500	500
Citibank 5.300%, 08/08/07	825	825
CS First Boston 5.370%, 06/04/08	300	300
5.320%, 05/27/08	500	500
Deutsche Bank 5.350%, 08/06/07	500	500
5.310%, 10/10/07	300	300
Fortis Bank 5.690%, 07/23/07	350	350
Harris Bankcorp 5.310%, 09/05/07	500	500
HBOS Treasury Services 5.310%, 10/16/07	300	300
5.280%, 09/28/07	500	500
Societe Generale 5.670%, 07/23/07	350	350

Total Certificates of Deposit (Cost $6,025)		6,025

Corporate Bonds — 11.3%
American Express Centurian (A) 5.320%, 10/18/07	500	500
5.320%, 01/18/08	250	250
Bank of America (A) 5.315%, 02/22/08	350	350
FHLB 5.300%, 02/21/08	750	749
Goldman Sachs (A) 5.445%, 09/14/07	500	501
Lehman Brothers (A) 5.385%, 07/19/07	400	400
Morgan Stanley (A) 5.480%, 07/27/07	500	500
National City (A) 5.300%, 03/13/08	325	325
Wachovia (A) 5.435%, 07/20/07	350	350

Total Corporate Bonds (Cost $3,925)		3,925

Bank Note — 2.9%
Wells Fargo 5.280%, 08/06/07	1,000	1,000

Total Bank Note (Cost $1,000)		1,000

1	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Cash Reserves Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Mortgage Related — 2.2%
Holmes Finance, 144A (A) 5.290%, 07/16/07	$230	$230
Permanent Master Issuer (A) 5.300%, 10/17/07	345	345
5.300%, 01/15/08	185	185

Total Mortgage Related (Cost $760)		760

Repurchase Agreement — 6.1%
Deutsche Bank (C) 5.36%, dated 06/29/07, to be repurchased on 07/02/07, repurchase price $2,100,938 (collateralized by various U.S. Government obligations, ranging in par value from $1,012,670 - $1,747,056, 5.00% - 5.50%, 04/01/21 - 03/01/35, total market value $2,142,000)	2,100	2,100

Total Repurchase Agreement (Cost $2,100)		2,100

Total Investments — 100.0% (Cost $34,609) †		34,609

Other Assets and Liabilities, Net — 0.0%		13

Net Assets — 100.0%		$34,622

144A — Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2007, the value of these securities amounted to $230 (000) representing 0.07% of the net assets of the Fund.

(A) — Floating rate security. The rate reported represents the security’s rate as of June 30, 2007.
(B) — Discount Note. The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(C) — Tri-party repurchase agreement
FHLB — Federal Home Loan Bank
Cost figures are shown with "000's" omitted.
† For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	OLD MUTUAL ADVISOR FUNDS II / Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
U.S. Government AGENCY Obligations — 35.9%
FHLMC TBA 5.500%, 07/01/37	$905	$873
FNMA (A) 5.990%, 10/01/36	71	71
FNMA TBA 6.500%, 07/01/37	390	394
5.500%, 07/01/22	170	167
5.500%, 07/01/37	240	231
5.000%, 07/01/22	400	386
5.000%, 07/15/37	895	839

Total U.S. Government Agency Obligations (Cost $2,964)		2,961

MORTGAGE RELATED — 30.8%
Banc of America Commercial Mortgage CMBS, Ser 2000-1, Cl A1A 7.109%, 11/15/31	16	16
Banc of America Commercial Mortgage Securities CMBS, Ser 2001-PB1, Cl A2 5.787%, 05/11/35	48	48
Bear Stearns Commercial Mortgage Securities CMBS, Ser 1999-WF2, Cl A2 7.080%, 07/15/31	75	76
Bear Stearns Commercial Mortgage Securities CMBS, Ser 2004-PWR5, Cl A1 3.762%, 07/11/42	39	39
Bear Stearns Commercial Mortgage Securities CMBS, Ser 2007-PW16, Cl A4 (A) 5.713%, 06/13/40	125	124
Citigroup Mortgage Loan Trust, Ser 2006-WF2, Cl A2C 5.850%, 05/25/36	70	70
Commercial and Mortgage Loan CMBS, Ser 1999-1, Cl A2 6.455%, 05/15/32	61	61
Commercial and Mortgage Loan CMBS, Ser 2004-LB4A, Cl A1 3.566%, 10/15/37	9	9
Countrywide Home Loans CMO, Ser 2004-HYB6, Cl A2 (A) 4.570%, 11/20/34	73	72
Crusade Global Trust CMO, Ser 2003-2, Cl A (A) 5.550%, 09/18/34	69	69
DLJ Commerical Mortgage CMBS, Ser 2000-CF1, Cl A4 8.020%, 06/10/33	50	53
Fannie Mae Agency CMO, Ser 2006-5, Cl 2A2 (A) 5.460%, 02/25/35	95	96
FHLMC Multifamily Structured Pass CMBS, Ser K001, Cl A3 6.333%, 01/25/12	61	61
First Union National Bank Commercial Mortgage CMBS, Ser 2000-C2, Cl A1 6.940%, 10/15/32	5	5
Description	Face Amount (000)	Value (000)
MORTGAGE RELATED — continued
GE Capital Commercial Mortgage CMBS, Ser 2004-C3, Cl A1 3.752%, 07/10/39	$43	$42
GE Mortgage Securities CMBS, Ser 1998-C1, Cl B 6.970%, 10/18/30	75	76
JPMorgan Chase Commercial Mortgage CMBS, Ser 2001-CIB2, Cl D (A) 6.847%, 04/15/35	150	156
JPMorgan Chase Commercial Mortgage CMBS, Ser 2004-CB9, Cl A1 (A) 3.475%, 06/12/41	51	50
JPMorgan Chase Commercial Mortgage CMBS, Ser 2005-CB13, Cl A1 3.635%, 01/12/43	30	29
JPMorgan Commercial Mortgage Finance CMBS, Ser 1998-C6, Cl B 6.735%, 01/15/30	50	50
Lehman Brothers Commercial Mortgage Trust CMBS, Ser 1999-C1, Cl A2 6.780%, 06/15/31	74	75
Lehman Brothers-UBS Commercial Mortgage Trust CMBS, Ser 2001-C2, Cl A2 6.653%, 11/15/27	80	83
Lehman Brothers-UBS Commercial Mortgage Trust CMBS, Ser 2002-C7, Cl A2 3.899%, 12/15/26	140	139
Luminent Mortgage Trust CMO, Ser 2006-6, Cl A1 (A) 5.520%, 10/25/46	79	79
Merrill Lynch/Countrywide Commercial Mortgage CMBS, Ser 2006-4, Cl A1 (A) 3.642%, 12/12/49	74	71
MLCC Mortgage Investors CMO, Ser 2005-A, Cl A1 (A) 5.550%, 03/25/30	30	30
Morgan Stanley Capital CMBS, Ser 1998-HF1, Cl C 6.750%, 03/15/30	125	125
Morgan Stanley Capital CMBS, Ser 2005-HQ7, Cl A1 3.864%, 11/14/42	33	32
Morgan Stanley Dean Witter Capital CMBS, Ser 2002-HQ, Cl A3 6.510%, 04/15/34	60	62
Mortgage Capital Funding CMBS, Ser 1998-MC1, Cl C 6.947%, 03/18/30	100	100
Nationslink Funding Corporation CMBS, Ser 1999-1, Cl A2 6.316%, 01/20/31	16	17
Permanent Financing CMO, Ser 6, Cl 2A (A) 5.450%, 12/10/11	59	58

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
MORTGAGE RELATED — continued
PNC Mortgage Acceptance CMBS, Ser 2001-C1, Cl A2 6.360%, 03/12/34	$125	$128
Terwin Mortage Trust, Ser 2005-14HE, Cl AF2 4.849%, 08/25/36	170	168
Wachovia Bank Commercial Mortgage Trust CMBS, Ser 2005-C20, Cl AMFX 5.179%, 07/15/42	80	78
Washington Mutual CMO, Ser 2005-AR2, Cl 2A22 (A) 5.540%, 01/25/45	10	10
Washington Mutual CMO, Ser 2006-AR10 Cl 1A1 (A) 5.950%, 09/25/36	87	87

Total Mortgage Related (Cost $2,573)		2,544

Asset-Backed Securities — 18.7%
Auto & Transportation — 0.7%
Harley-Davidson Motorcycle Trust, Ser 2003-1, Cl A2 2.630%, 11/15/10	23	22
Harley-Davidson Motorcycle Trust, Ser 2003-3, Cl B 2.280%, 05/15/11	13	13
WFS Financial Owner Trust ABA, Ser 2005-2, Cl A3 4.170%, 12/17/09	22	22

		57

Equipment — 0.9%
Aircraft Certificate Owner Trust , Private Placement 144A, Ser 2003-1A, Cl D 6.455%, 09/20/22	66	66
GE Corporate Aircraft Financing, 144A, Ser 2004-1A, Cl A2 (A) 5.490%, 09/25/13	4	4

		70

Home Equity Loans — 13.6%
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5 6.710%, 02/25/33	7	7
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (A) 6.970%, 03/26/33	23	23
Countrywide Asset Backed Certificates, Ser 2003-5, Cl MF2 5.959%, 11/25/33	78	77
Countrywide Asset-Backed Certificates, Ser 2005-7, Cl AF6 4.693%, 11/25/35	38	36
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3 7.700%, 09/25/27	12	11
Description	Face Amount (000)	Value (000)
Home Equity Loans — continued
Fannie Mae Whole Loan, Ser 2002-WII, Cl AF5 4.978%, 11/25/32	$21	$21
GE-WMC, Ser 2005-1, Cl A2A (A) 5.440%, 10/25/35	20	20
Household Home Equity Loan Trust, Ser 2006-2, Cl A1 (A) 5.470%, 03/20/36	114	113
Indymac Home Equity Loan, Ser 2001-A, Cl AF6 6.537%, 11/25/30	5	5
IXIS, Ser 2006-HE2, Cl A1 (A) 5.380%, 08/25/36	22	22
JP Morgan Mortgage Acquisition Ser 2006-FRE2, Cl A3 (A) 5.500%, 02/25/36	152	152
JP Morgan Mortgage Acquisition, Ser 2006-CW1, Cl A2 (A) 5.360%, 05/25/36	37	37
Long Beach Mortgage Loan Trust, Ser 2006-WL3, Cl 2A2 (A) 5.470%, 01/25/36	155	155
People's Financial Realty, Ser 2006-1, Cl 1A1 (A) 5.390%, 09/25/36	92	92
RAAC, Ser 2006-SP2, Cl A1 (A) 5.390%, 02/25/36	36	36
Renaissance Home Equity Trust, Ser 2007-1, Cl AF2 5.512%, 04/25/37	65	65
Residential Asset Securities, Ser 2001-KS2, Cl AI5 7.014%, 06/25/31	33	33
Residential Asset Securities, Ser 3002-KS3, Cl AI6 5.960%, 09/25/31	32	31
Securitized Asset Backed Receivables, Ser 2006-WC1, Cl A1 (A) 5.380%, 03/25/36	19	19
Soundview Home Equity Loan Trust, Ser 2006-OPT3, Cl 2A2 (A) 5.430%, 06/25/36	75	75
Structured Asset Investment Loan, Ser 2003-BC3, Cl M2 (A) 8.245%, 04/25/33	4	4
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI3 3.970%, 05/25/34	94	91

		1,125

Infrastructure — 0.9%
PP&L Transition Bond Company LLC, Ser 1999-1, Cl A8 7.150%, 06/25/09	25	25
TXU, Ser 2004-1, Cl A2 4.810%, 11/17/14	50	49

		74

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Other — 2.6%
Oil And Gas Royalty Trust, 144A, Ser 2005-1A, Cl A 5.090%, 07/28/12	$108	$107
Peco Energy Transition Trust, Ser 2001-A, Cl A1 6.520%, 12/31/10	105	108

		215

Total Asset-Backed Securities (Cost $1,549)		1,541

Corporate Bonds — 16.4%
America West Airlines, Ser 2001-1 7.100%, 04/02/21	79	83
American Airlines 7.250%, 02/05/09	150	150
Banco Mercantil Del Nort, 144A (A) 6.135%, 10/13/16	60	60
Berkley 5.600%, 05/15/15	50	48
Brasil Telecom 9.375%, 02/18/14	80	88
CBG Florida REIT Corp., 144A (A) 7.114%, 02/15/49	60	59
Chesapeake Energy 6.500%, 08/15/17	58	55
Embarq 7.082%, 06/01/16	60	60
France Telecom 7.750%, 03/01/11	50	54
Istar Financial 5.650%, 09/15/11	75	74
Landry's Restaurants, Ser B 7.500%, 12/15/14	25	24
Nextel Communications, Ser D 7.375%, 08/01/15	60	60
Norbord Delaware, 144A 6.700%, 02/15/17	85	81
Northern Rock, 144A (A) 6.594%, 06/25/17	100	101
Standard Chartered, 144A (A) 6.409%, 01/30/49	100	95
Tengizchevroil Fin, 144A 6.124%, 11/15/14	50	49
Time Warner Cable, 144A 5.400%, 07/02/12	60	59
TuranAlem Finance, 144A 8.500%, 02/10/15	24	23
Valassis Communications 144A 8.250%, 03/01/15	20	20
Vale Overseas 6.250%, 01/23/17	55	55
Xstrata Finance Canada, 144A 5.500%, 11/16/11	55	54

Total Corporate Bonds (Cost $1,354)		1,352

Description	Face Amount (000)/Shares	Value (000)
U.S. Treasury Obligations — 8.4%
U.S. Treasury Bill (B) (C) 4.625%, 09/13/07	$10	$10
U.S. Treasury Bonds 4.500%, 05/15/17	406	389
4.500%, 02/15/36	135	122
U.S. Treasury Note 4.625%, 11/15/16	174	169

Total U.S. Treasury Obligations (Cost $696)		690

MONEY MARKET FUND — 23.5%
Evergreen Institutional Money Market Fund, 5.21% (D)	1,942,614	1,943

Total Money Market Fund (Cost $1,943)		1,943

Total Investments — 133.7% (Cost $11,079) †		11,031

Other Assets and Liabilities, Net — (33.7%)		(2,779)

Total Net Assets — 100.0%		$8,252

144A — Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2007, the value of these securities amounted to $778 (000), representing 9.4% of the net assets of the Fund.

(A) — Floating rate security. The rate reported reperesents the security’s rate as of June 30, 2007.
(B) — All or a portion of this security has been pledged as collateral for open futures contracts.
(C) — The rate reported on the Schedule of Investments represents the security’s effective yield at the time of purchase. (D) — The rate reported is the 7-day effective yield as of June 30, 2007.
ABA — American Banking Association
Cl — Class
CMBS — Commercial Mortgage-Backed Security
CMO — Collateralized Mortgage Obligation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association REIT — Real Estate Investment Trust
Ser — Series TBA — Securities traded under delayed delivery commitments settling after June 30, 2007. Income on these securities will not be earned until settle date.
Cost figures are shown with "000's" omitted.
† At June 30, 2007, the tax basis cost of the Fund's investments was $11,079 (000), and the unrealized appreciation and depreciation were $47 (000) and $(95) (000), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

3	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Intermediate Fixed Income Fund

June 30, 2007 (Unaudited)

The Fund had the following futures contracts open as of June 30, 2007:

Contract Description	Number of Contracts	Contract Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
5 Year U.S. Treasury Note — Long	24	2,498	September 2007	$ (14)
2 Year U.S. Treasury Note — Short	(4)	(815)	September 2007	—
10 Year U.S. Treasury Note — Short	(14)	(1,480)	September 2007	11
U.S. Long Bond — Short	(1)	(108)	September 2007	(2)
			Total:	$ (5)

Amounts designated as "-" are either $0 or have been rounded to $0.

4	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Mortgage RELATED — 47.4%
Bear Stearns Commercial Mortgage CMBS, Ser 2001-TOP4, Cl A1 5.060%, 11/15/16	$2,198	$2,183
Bear Stearns Commercial Mortgage CMBS, Ser 2004-PWR3, Cl A1 3.236%, 02/11/41	2,089	2,044
Commercial Mortgage Acceptance CMBS, Ser 1998-C1, Cl C 6.760%, 07/15/31	3,200	3,227
Commercial Mortgage Pass-Through CMBS, Ser 2004-LB2A, Cl A1 2.964%, 03/10/39	527	517
Countrywide Alternative Loan Trust CMO, Ser 2006-J4, Cl 1A3 6.250%, 07/25/36	4,539	4,564
Countrywide Home Loans CMO, Ser 2004-13, Cl 2A17 5.750%, 08/25/34	3,472	3,458
CS First Boston Mortgage Securities CMBS, Ser 2003-CK2, Cl A1 3.006%, 03/15/36	2,218	2,192
GMAC Commercial Mortgage Securities CMBS, Ser 1997-C2, Cl C 6.910%, 04/15/29	3,100	3,103
GMAC Commercial Mortgage Securities CMBS, Ser 2003-C3, Cl A1 3.400%, 04/10/40	1,498	1,470
Greenwich Capitla Commercial Funding CMBS, Ser 2002-C1, Cl A1 3.357%, 01/11/13	3,715	3,684
GSR Mortgage Loan Trust CMO, Ser 2004-12, Cl 3A3 (A) 4.410%, 12/25/34	4,172	4,137
GSR Mortgage Loan Trust CMO, Ser 2005-AR3, Cl 3A2 (A) 4.665%, 05/25/35	3,299	3,269
JPMorgan Chase Commercial Mortgage CMBS, Ser 2006-CB14, Cl A1 3.845%, 12/12/44	1,958	1,907
Lehman Brothers-UBS Commercial Mortgage Trust CMBS, Ser 2003-C3, Cl A1 2.599%, 05/15/27	3,649	3,588
Lehman Brothers-UBS Commercial Mortgage Trust CMBS, Ser 2004-C1, Cl A1 2.964%, 01/15/29	6,010	5,858
Merrill Lynch Mortgage Trust CMBS, Ser 2002-MW1, Cl A2 4.929%, 07/12/34	3,086	3,077
MLCC Mortgage Investors CMO, Ser 2004-1, Cl 1A (A) 4.813%, 12/25/34	4,877	4,867

Description	Face Amount (000)	Value (000)
MORTGAGE RELATED — continued
Morgan Stanely Capital I CMBS, Ser 2005-T19, Cl A1 4.478%, 06/12/47	$1,787	$1,756
Nationslink Funding CMBS, Ser 1998-1, Cl D 6.803%, 03/20/30	1,365	1,369
Prudential Mortgage Capital Funding CMBS, Ser 2001-ROCK, Cl A1 6.232%, 05/10/34	3,714	3,727
Residential Funding Mortgage Securitues CMO, Ser 2004-S6, Cl 1A4 5.500%, 06/25/34	4,297	4,257
Sequoia Mortgage Trust CMO, Ser 2004-12, Cl A1 (A) 5.590%, 01/20/35	1,572	1,574
Sequoia Mortgage Trust CMO, Ser 2004-9, Cl A2 (A) 5.680%, 10/20/34	2,132	2,140
Structured Asset Securities CMO, Ser 2002-21A, Cl 4A1 (A) 5.150%, 11/25/32	2,783	2,767
Structured Asset Securities CMO, Ser 2004-21XS, Cl 2A2 3.590%, 12/25/34	4,109	4,066
Wachovia Bank Commercial Mortgage CMBS, Ser 2004-C10, Cl A1 3.065%, 02/15/41	4,282	4,173
Wells Fargo Mortgage Backed Securities CMO, Ser 2005-AR3, Cl 2A1 (A) 4.190%, 03/25/35	4,322	4,246
Wells Fargo Mortgage Backed Securities PAC CMO, Ser 2002-18, Cl 2A4 6.000%, 12/25/32	1,401	1,395

Total Mortgage Related (Cost $84,932)		84,615

Asset-Backed Securities — 16.1%
Auto & Transportation — 2.2%
Carmax Auto Owner Trust, Ser 2003-2, Cl A4 3.070%, 10/15/10	3,894	3,891

Total Auto & Transportation		3,891

Credit Card — 5.6%
Providian Gateway Master Trust, Ser 2004-EA, Cl A, 144A (A) 5.450%, 11/15/11	10,000	10,008

Total Credit Card		10,008

Home Equity Loans — 4.9%
Ameriquest Mortgage Securities, Ser 2003-5I, Cl A4I 4.272%, 07/25/33	225	224
Fannie Mae Whole Loan, Ser 2001-W4, Cl AF5 6.110%, 02/25/32	312	311

1	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

SCHEDULE OF INVESTMENTS

Old Mutual Dwight Short Term Fixed Income Fund

June 30, 2007 (Unaudited)

Description	Face Amount (000)	Value (000)
Home Equity Loans — continued
GSAA Home Equity Trust, Ser 2005-12, Cl AV1 (A) 5.450%, 09/25/35	$1,048	$1,048
Household Home Equity Loan Trust, Ser 2006-3, Cl A3F 5.630%, 03/20/36	4,305	4,269
Long Beach Mortgage Loan Trust, Ser 2006-WL3, Cl 2A1 (A) 5.400%, 01/25/36	741	741
Residential Asset Securities, Ser 2003-KS1, Cl A1 (A) 6.140%, 01/25/33	844	844
Residential Funding Mortgage Securities, Ser 2003-HI3, Cl AI4 4.670%, 06/25/18	1,383	1,377

Total Home Equity Loans		8,814

Other — 3.4%
First Horizon Trust, Ser 2004-HE3, Cl A (A) 5.610%, 10/25/34	2,106	2,112
Oil And Gas Royalty Trust, 144A, Ser 2005-1A, Cl A 5.090%, 07/28/12	3,980	3,938

Total Other		6,050

Total Asset-Backed Securities (Cost $28,814)		28,763

Corporate BondS — 15.7%
General Electric Capital MTN, Ser A 4.125%, 09/01/09	5,000	4,879
Rosyln Bancorp 5.750%, 11/15/07	3,000	2,991
SBC Communications Capital MTN, Ser E 7.000%, 10/01/12	5,000	5,060
Southwest Gas MTN, Ser A 6.890%, 09/24/07	5,000	5,015
Southwestern Bell Telephone 6.625%, 07/15/07	5,000	5,001
Unitrin 5.750%, 07/01/07	5,000	5,000

Total Corporate Bond (Cost $28,274)		27,946

U.S. Government AGENCY Obligations — 14.0%
FNMA 5.500%, 08/01/17	3,341	3,291
FNMA TBA 6.000%, 07/01/37	7,000	6,924
5.500%, 07/01/22	15,000	14,775

Total U.S. Government Agency Obligations (Cost $24,969)		24,990

Description	Face Amount (000)/Shares	Value (000)
U.S. Treasury Obligations — 15.3%
U.S. Treasury Note 4.750%, 02/15/10	$12,500	$12,454
4.750%, 01/31/12	7,500	7,444
4.625%, 02/29/12	7,500	7,404

Total U.S. Treasury Obligations (Cost $27,689)		27,302

MONEY MARKET FUND — 3.3%
Evergreen Select Money Market Fund, Institutional Class, 5.21% (B)	5,794,287	5,794

Total Money Market Fund (Cost $5,794)		5,794

Total Investments — 111.8% (Cost $200,472) †		199,410

Other Assets and Liabilities, Net — (11.8)%		(21,014)

Net Assets — 100.0%		$178,396

144A — Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2006, the value of these securities amounted to $13,946 (000), representing 7.8% of the net assets of the Fund.

(A) — Floating rate security. The rate reported represents the security’s rate as of June 30, 2007.
(B) — The rate reported is the 7-day effective yield as of June 30, 2007.

2	OLD MUTUAL ADVISOR FUNDS II/ Quarterly Report / June 30, 2007

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Advisor Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) During the quarter ended June 30, 2007, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL ADVISOR FUNDS II

By: /s/ Julian F. Sluyters

Julian F. Sluyters, President

Date: August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Julian F. Sluyters

Julian F. Sluyters, Principal Executive Officer

Date: August 10, 2007

By: /s/ Robert T. Kelly

Robert T. Kelly, Principal Financial Officer

Date: August 10, 2007